FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 30, 1997

                                                               FILE NO. 2-15037
                                                               FILE NO. 811-879
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X


         Post-Effective Amendment No.    58


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X


         Amendment No     58



                       TRAINER, WORTHAM FIRST MUTUAL FUNDS
                       -----------------------------------
               (Exact name of Registrant as Specified in Charter)

845 Third Avenue, 6th Floor
New York, New York 10022                                          (212) 759-7755
------------------------                                          --------------
(Address of Principal Executive Offices)        (Registrant's Telephone Number)


                            Patrick W.D. Turley, Esq.
                             Dechert, Price & Rhoads

                              1500 "K" Street, N.W.
                            Washington, DC 20005-1208
                            -------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing become effective (check appropriate box):

X        immediately upon filing pursuant to Paragraph (b);


         on     October 30, 1997   (date) pursuant to Paragraph (b);
           -------------------------


         60 days after filing pursuant to Paragraph (a)(1);

         on ____________________________(date) pursuant to Paragraph (a)(1);


         75 days after filing pursuant to Paragraph (a)(2); or

         on ____________________________ (date) pursuant to paragraph (a) (2)
         of Rule 485.



Registrant has registered an indefinite number of Shares of Beneficial Interest of Trainer, Wortham First Mutual Funds under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on August 28, 1997.




                              CROSS REFERENCE SHEET
                              ---------------------
                             PURSUANT TO RULE 481(a)


         PART A
         ITEM NO.                                            PROSPECTUS CAPTION
         --------                                            ------------------


1.       Cover Page                                            Not Titled


2.       Synopsis                                              Expense Information


3.       Condensed Financial Information                       Financial Highlights


4.       General Description of Registrant                     Investment Objectives and
                                                               Policies; Investment Strategies
                                                               and Risk Considerations


5A.      Management's Discussion of Fund Performance           Information contained in the
                                                               Annual Report to Shareholders

5.       Management of the Trust                               Management of the
                                                               Trust; Brokerage


6.       Capital Stock and Other Securities                    Purchase of Shares; Net  As
                                                               set Value; Dividends and
                                                               Taxes

7.       Purchase of Shares Being Offered                      Purchase of Shares; Exchange
                                                               of Shares; Shareholder Ser
                                                               vices; Net Asset Value

8.       Redemption or Repurchase                              Redemption of Shares; Ex
                                                               change of Shares

9.       Pending Legal Proceedings                             *





         PART B
         ITEM NO.                                           SAI CAPTION
         --------                                           -----------

10.      Cover Page                                         Not Titled

11.      Table of Contents                                  Table of Contents

12.      General Information and History                    Trainer, Wortham First Mutual Funds;
                                                            Investment Objectives and Policies;
                                                            Investment Restrictions; Other
                                                            Investment Restrictions

13.      Investment Objectives and Policies                 Investment Objectives and Policies;
                                                            Investment Restrictions; Other
                                                            Investment Restrictions; Brokerage


14.      Management of the Trust                            Trustees and Officers

15.      Control Persons and Principal Holders of           Control Persons and Principal Holders
         Securities                                         of Securities

16.      Investment Advisory and Other Services             Investment Advisor; Administrator;
                                                            Distributor; Distribution Plan;
                                                            Transfer Agent and Accounting Services
                                                            Agent; Custodian

17.      Brokerage Allocation                               Brokerage

18.      Capital Stock and Other Securities                 Brokerage


19.      Purchase, Redemption and Pricing of Securities     Covered in Part A; Purchase of Shares;
         Being Offered                                      Exchange of Shares; Shareholder Services


20.      Tax Status                                         Covered in Part A; Dividends and
                                                            Taxes

21.      Underwriters                                       Distributor; Distribution Plan


22.      Calculation of Performance Data                    Performance Calculations


23.      Financial Statements                               Financial Statements






* The answer to the item is negative or the item is not applicable to this filing, the registrant, or the securities being registered.

                      TRAINER, WORTHAM FIRST MUTUAL FUNDS
                          845 THIRD AVENUE, 6TH FLOOR
                               NEW YORK, NY 10022
                                 (800) 257-4414

                               FIRST MUTUAL FUND
                     TRAINER, WORTHAM EMERGING GROWTH FUND
                    TRAINER, WORTHAM TOTAL RETURN BOND FUND


PROSPECTUS                                                      OCTOBER 30, 1997

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TRAINER, WORTHAM FIRST MUTUAL FUNDS (the "Trust") is an open-end management investment company which currently offers shares of three series: FIRST MUTUAL FUND; TRAINER, WORTHAM EMERGING GROWTH FUND; and TRAINER, WORTHAM TOTAL RETURN BOND FUND (individually and collectively, the "Fund(s)"). Each Fund has distinct investment objectives and policies. Trainer, Wortham & Co., Inc. (the "Advisor") serves as each Fund's Investment Advisor. Information concerning the Funds has been combined into this one Prospectus to aid investors in understanding the similarities and differences among the Funds.

FIRST MUTUAL FUND seeks to achieve capital appreciation through investment in common stocks and securities convertible into common stocks. Its secondary objective is income.

TRAINER, WORTHAM EMERGING GROWTH FUND (the "EMERGING GROWTH FUND") seeks to achieve capital appreciation through investments in the common stock of emerging growth companies which are defined by the Advisor as companies achieving or about to achieve rapid earnings growth with weighted average market capitalizations of approximately $1 billion.

TRAINER, WORTHAM TOTAL RETURN BOND FUND (the "TOTAL RETURN BOND FUND") seeks to maximize total return, consistent with preservation of capital, through investments in U.S. Government and agency securities, investment-grade corporate bonds and other fixed-income securities.

The minimum initial investment for each Fund is $250. Subsequent investments will be accepted in minimum amounts of $50.00.

This Prospectus sets forth concisely the information a prospective investor should know before investing in any of the above Funds. Investors should read this Prospectus and retain it for future reference. Additional information about the Funds, contained in a Statement of Additional Information dated October 28, 1997, has been filed with the Securities and Exchange Commission and is available upon request without charge by calling or writing to the Funds at the telephone number or address shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.


Shares of the Funds are not deposits or obligations of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person. The purchase of Fund shares involves investment risks including the possible loss of principal.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                           SUBJECT                                           PAGE
--------------------------------------------------------------------------------------------------

Expense Information..........................................................................    3

Financial Highlights.........................................................................    4

Investment Objectives and Policies...........................................................    6

Investment Strategies and Risk Considerations................................................    8

Management of the Trust......................................................................   14

  Board of Trustees..........................................................................   14

  Investment Advisor.........................................................................   14

  Administrator..............................................................................   15

  Distributor................................................................................   15

  Transfer Agent/Accounting Services Agent...................................................   15

  Custodian..................................................................................   15

Distribution Plan............................................................................   15

Brokerage....................................................................................   16

Purchase of Shares...........................................................................   16

Redemption of Shares.........................................................................   17

Exchange of Shares...........................................................................   19

Shareholder Services.........................................................................   19

Net Asset Value..............................................................................   20

Dividends and Taxes..........................................................................   20

Performance Information......................................................................   22

General Information..........................................................................   22

UNDERWRITER:                                                                   INVESTMENT ADVISOR:
FPS Broker Services, Inc.                                             Trainer, Wortham & Co., Inc.
3200 Horizon Drive                                                                845 Third Avenue
P.O. Box 61503                                                                  New York, NY 10022
King of Prussia, PA 19406-0903                                                      (800) 775-0604
(800) 257-4414


================================================================================

FOR MORE DETAILED INFORMATION ABOUT THE ITEMS DISCUSSED IN THIS PROSPECTUS, A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION MAY BE OBTAINED WITHOUT CHARGE BY WRITING TO THE FUNDS AT 845 THIRD AVENUE, 6TH FLOOR, NEW YORK, NY 10022, OR BY CALLING (800) 257-4414.
================================================================================

                              EXPENSE INFORMATION


Below is a summary of the operating expenses for each Fund. A hypothetical example based on the summary is also shown.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)

(as a percentage of average net assets)



                                                 FIRST MUTUAL     EMERGING GROWTH     TOTAL RETURN
                                                   FUND(2)            FUND(3)         BOND FUND(4)
                                                 ------------     ---------------     ------------
Management Fees (after any
  waivers/reimbursements)......................    0.75%            0.00%               0.00%
12b-1 Fees.....................................    0.25%            0.25%                n/a
Other Expenses (after any
  waivers/reimbursements)......................    0.87%            1.00%               1.20%
                                                   ----              ----               ----
Total Fund Operating Expenses (after any
  waivers\reimbursements)......................    1.87%            1.25%               1.20%
                                                   ====              ====               ====

--------------------------------------------------------------------------------


EXAMPLE:

An investor would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each period.

1 YEAR.........................................      $ 19              $  13              $ 12
3 YEARS........................................      $ 59              $  40              $ 38
5 YEARS........................................      $101              $  69              $ 66
10 YEARS.......................................      $219              $ 151              $145


(1) Average net assets have been computed on the basis of net assets at month-end. TRAINER, WORTHAM TOTAL RETURN BOND FUND does not have a Distribution Plan. The maximum fee allowable under 12b-1 Plan for both FIRST MUTUAL FUND and TRAINER, WORTHAM EMERGING GROWTH FUND is 0.25%. As a result of expenses payable in connection with these Funds' Rule 12b-1 Plan, it is possible that long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges by the National Association of Securities Dealers.


(2) Expenses for FIRST MUTUAL FUND reflect those actually incurred for the fiscal year ended June 30, 1997.


(3) The expenses shown for the Emerging Growth Fund reflect continuation of the Advisor's voluntary waiver of fees and/or reimbursement of expenses, which limited total fund operating expenses to 1.25% from October 1, 1996 (commencement of operations) through June 30, 1997. Such limitations may be raised or eliminated at the discretion of the Advisor after the Fund's net assets exceed $7.5 million. Absent such waivers and reimbursement, management fees, 12b-1 fees, other expenses, and total fund operating expenses would have been 1.25%, 0.50%, 6.90%, and 8.65%, respectively. On October 21, 1997, the Board of Trustees elected to reduce the maximum fee allowable under the Fund's Distribution Plan from 0.50% to 0.25%, and the above ratios have been restated accordingly.


(4) The expenses shown for the Total Return Bond Fund reflect continuation of the Advisor's voluntary waiver of fees and/or reimbursement of expenses, which limited total fund operating expenses to 0.75% for the period from October 1, 1996 (commencement of operations) through April 30, 1997. Effective May 1, 1997, the limitation was raised to 1.20% as the Fund's net assets exceed $7.5 million and the above ratios have been restated accordingly. Absent any waivers and reimbursements, management fees, estimated other expenses, and approximate total fund operating expenses would be 0.45%, 1.65%, and 2.10%, respectively.
--------------------------------------------------------------------------------

THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of the table above is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The Funds do not impose any sales load, redemption or exchange fees; however, the Transfer Agent currently charges investors who request redemptions by wire transfer a fee of $9 for each transaction. For more complete descriptions of the various costs and expenses, see the sections entitled "MANAGEMENT OF THE TRUST," and "DISTRIBUTION PLAN."

                              FINANCIAL HIGHLIGHTS


The following financial highlights for the fiscal year ended June 30, 1997 were derived from the Funds' financial statements dated June 30, 1997, which were audited by Briggs, Bunting and Dougherty, LLP, independent auditors, whose unqualified report thereon is incorporated by reference into the Statement of Additional Information. Prior to fiscal year ended June 30, 1997, the Funds' financial statements were audited by the Trust's previous accountants. The Funds' Statement of Additional Information may be obtained without charge and is incorporated by reference into this Prospectus.


The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.


                               FIRST MUTUAL FUND



                                                                  YEARS ENDED JUNE 30,
                       ----------------------------------------------------------------------------------------------------------
                        1997       1996       1995       1994       1993       1992       1991       1990*      1989       1988*
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Net Asset Value,
  Beginning of
  Year...............  $ 13.81    $ 10.03    $  8.21    $  9.29    $  8.49    $  9.24    $  9.30    $  8.03    $  6.91    $  8.94
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
  INCOME FROM
    INVESTMENT
    OPERATIONS
  Net investment
    income...........    (0.11)     (0.09)     (0.09)     (0.09)     (0.06)      0.01       0.03       0.09       0.02       0.12
  Net gains (losses)
    on securities
    (both realized
    and
    unrealized)......     0.95       4.79       2.10      (0.13)      1.09      (0.09)      0.31       1.34       1.23      (1.24)
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
        Total from
          investment
        operations...     0.84       4.70       2.01      (0.22)      1.03      (0.08)      0.34       1.43       1.25      (1.12)
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends (from net
    investment
    income)..........       --         --         --         --         --      (0.02)     (0.06)     (0.06)     (0.13)     (0.13)
  Dividends (from
    capital gains)...    (2.30)     (0.92)     (0.19)     (0.86)     (0.23)     (0.65)     (0.34)     (0.10)(1)      --     (0.68)
  Distributions (from
    paid-in
    capital).........       --         --         --         --         --         --         --         --         --      (0.10)
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
        Total
     distributions...    (2.30)     (0.92)     (0.19)     (0.86)     (0.23)     (0.67)     (0.40)     (0.16)     (0.13)     (0.91)
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Net Asset Value, End
  of Year............  $ 12.35    $ 13.81    $ 10.03    $  8.21    $  9.29    $  8.49    $  9.24    $  9.30    $  8.03    $  6.91
                       =======    =======    =======    =======    =======    =======    =======    =======    =======    =======
Total Return.........     7.67%     49.12%     25.04%     (3.91%)    12.17%      1.01%      4.35%     17.88%     18.52%    (14.10%)
RATIOS/SUPPLEMENTAL
  DATA
  Net assets, end of
    year (in
    000's)...........  $33,649    $32,147    $20,281    $21,446    $19,093    $18,143    $16,606    $14,720    $13,250    $12,659
  Ratio of expenses
    to average net
    assets(2)........     1.87%      1.74%      2.16%      1.97%      1.99%      1.87%      2.32%      2.04%      2.15%      1.96%
  Ratio of net
    investment income
    to average net
    assets(2)........    (0.96%)    (0.82%)    (0.77%)    (0.97%)    (0.61%)     0.08%      0.36%      1.03%      0.22%      1.67%
  Portfolio turnover
    rate.............      109%       107%       198%       178%       172%       175%       178%       158%       197%       203%
  Average commission
    rate paid........  $0.0601    $0.0683        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A


---------------


(1) The distribution for the fiscal year 1990 represents the amount required to be distributed for tax purposes to avoid imposition of excise taxes on realized capital gains.



(2) Average net assets have been computed on the basis of the value of the net assets as determined as of the end of the month.



 * The investment adviser to the Fund changed on the following dates: 1/25/88 (changed from Trainer, Wortham & Co., Inc. to BIL Trainer Wortham, Inc.); 12/21/90 (changed to Trainer, Wortham & Co., Inc.).

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented


                                                              EMERGING
                                                             GROWTH FUND     TOTAL RETURN
                                                               PERIOD         BOND FUND
                                                                ENDED        PERIOD ENDED
                                                              JUNE 30,         JUNE 30,
                                                               1997(1)         1997(1)
                                                             -----------     ------------
      NET ASSET VALUE, BEGINNING OF PERIOD.................    $ 10.00         $  10.00
                                                               -------         --------
      INCOME FROM INVESTMENT OPERATIONS
        Net investment income (loss).......................      (0.06)            0.41
        Net gains on securities (both realized and
           unrealized).....................................       0.27             0.08
                                                               -------         --------
           Total from investment operations................       0.21             0.49
                                                               -------         --------
      LESS DISTRIBUTIONS
        Dividends from net investment income...............       0.00            (0.40)
        Distributions in excess of capital gains...........       0.00            (0.01)
                                                               -------         --------
           Total distributions.............................       0.00            (0.41)
                                                               -------         --------
      NET ASSET VALUE, END OF PERIOD.......................    $ 10.21         $  10.08
                                                               =======         ========
      TOTAL RETURN.........................................       2.10%+           4.90%+
      RATIOS/SUPPLEMENTAL DATA
        Net assets, end of period (in 000's)...............    $ 1,536         $  8,479
        Ratio of expenses to average net assets**
           before reimbursement of expenses by Advisor.....       8.65%*           2.01%*
           after reimbursement of expenses by Advisor......       1.25%*           0.88%*
        Ratio of net investment income (loss) to average
           net assets**
           before reimbursement of expenses by Advisor.....      (8.21%)*          4.53%*
           after reimbursement of expenses by Advisor......      (0.81%)*          5.66%*
        Portfolio turnover rate............................         50%             112%
        Average commission rate paid.......................    $0.0784              N/A


---------------

 (1) The Emerging Growth Fund and Total Return Bond fund commenced operations on October 1, 1996.

 + Since inception, not annualized.

 * Annualized.

** Average net assets have been computed on the basis of the value of the net assets at the end of the month.

                       INVESTMENT OBJECTIVES AND POLICIES

FIRST MUTUAL FUND:

The Fund's primary investment objective is to seek capital appreciation principally through investments in common stock. The Fund may also invest in securities convertible into common stock such as convertible bonds or preferred stock. Its secondary investment objective is to seek income from dividends and interest. Due to the risks inherent in any investment program, the Fund cannot ensure that its investment objective will be realized. The value of a share of the Fund will fluctuate as the values of the securities in the Fund's portfolio fluctuate.

The Fund will invest primarily in common stock and in securities convertible into common stock. The Fund's investment strategy will emphasize companies that, in the opinion of the Advisor, offer prospects for capital growth and growth of earnings and dividends. The Advisor may deem it appropriate to invest in other types of securities, consisting of obligations of the U.S. Government, its agencies or instrumentalities. There is no limitation as to the proportion of the Fund's assets which may be invested in any class of securities.

When, in the opinion of the Advisor, a defensive investment posture is warranted, the Fund is permitted to invest temporarily and without limitation in U.S. Government obligations, money market instruments (such as U.S. Treasury bills, commercial paper, certificates of deposit and banker's acceptances) and repurchase agreements. Assets so invested will be productive and yet readily available (when markets are deemed attractive) for reinvestment in accordance with the Fund's principal investment policies.

The equity securities in which the Fund invests will be traded on a national securities exchange or traded in the over-the-counter market. Up to 15% of the Fund's net assets may be invested in foreign securities in the form of American Depository Receipts ("ADRs"). The Fund does not expect to invest in unsponsored ADRs. See "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS."

Although the Fund's portfolio is professionally managed, the Fund may suffer a loss on investments resulting in a lower net asset value. The likelihood of loss is greater than that for funds with more conservative investment policies.

TRAINER, WORTHAM EMERGING GROWTH FUND:

The Fund's investment objective is to seek capital appreciation through investments in the common stock of emerging growth companies. Emerging growth companies are defined by the Advisor as companies that are achieving, or about to achieve, rapid earnings growth due to a new product, a new industry, technological innovation, new management, or a novel strategic corporate positioning, among other factors. The weighted average market capitalization of holdings in the Fund will be approximately $1 billion. The Fund seeks to outperform equity returns generated by relevant benchmark indices such as the Russell 2500 Index and S&P Small-Cap Index, as well as mutual fund indices for funds with comparable investment objectives. The Fund seeks to meet this objective by employing proprietary, fundamental, technical and valuation analysis in the selection of small capitalization, publicly traded U.S. companies. Due to the inherent risk in any investment program, the Fund cannot ensure that its investment objectives will be realized. The value of a Fund share will fluctuate as the value of the securities in the Fund's portfolio fluctuate.

The Fund will normally invest at least 95% of the value of its total assets (except when maintaining a temporary defensive position) in the common stock of emerging growth companies as defined above. The Fund will invest in companies that are achieving rapid earnings growth either as the result of new products, a new corporate operating strategy, technological innovation, financial recapitalization or new management among other factors. In general, companies achieving strong earnings growth have higher near-term appreciation potential than companies that are growing more slowly, out-of-favor "value" stocks, or cyclical stocks. The Fund will seek to limit risk by investing only in companies that can be accumulated at what the Advisor deems reasonable valuations, and by avoiding situations in which financial distress is apparent or imminent. The

Fund will also contain risk through diversification; no single investment will constitute more than 5% of the Fund at cost.

When, in the opinion of the Advisor, a defensive investment posture is warranted, the Fund is permitted to invest temporarily and without limitation in U.S. Government obligations, money market instruments (such as U.S. Treasury bills, commercial paper, certificates of deposit and banker's acceptances) and repurchase agreements. Assets so invested will be productive and yet readily available (when markets are deemed attractive) for reinvestment in accordance with the Fund's principal investment policies.

The equity securities in which the Fund invests will be traded on a national securities exchange or traded in the over-the-counter market. Up to 15% of the Fund's net assets may be invested in foreign securities in the form of American Depository Receipts ("ADRs"). The Fund does not expect to invest in unsponsored ADRs. See "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS."

Although the Fund's portfolio is professionally managed, the Fund may suffer a loss on investments resulting in a lower net asset value. The likelihood of loss is greater than that for funds with more conservative investment policies.

TRAINER, WORTHAM TOTAL RETURN BOND FUND:

The Fund seeks to maximize total return consistent with preservation of capital. The Fund will invest in U.S. Government and agency securities, investment-grade corporate bonds and other fixed-income securities. The Fund will seek to produce conservative, risk adjusted returns. Above all, management attempts to preserve principal, compound interest and produce superior results over the course of a full business cycle.

The Advisor relies on historical yield relationships as a basis for determining the Fund's portfolio structure. The Advisor's securities selection process involves strategic decision making which considers portfolio sector composition, maturity structure and duration. The Advisor's management analyzes yield ratios and implements a disciplined process which helps to have the Fund's portfolio positioned to be compared to the Lehman Aggregate Index. Although the Advisor actively manages its portfolios, it does not consider itself to be a market timer. All changes to the portfolio are made after gradual and careful consideration. The Advisor anticipates a turnover rate of less than 100%.

When the Fund has determined that adverse market and economic conditions warrant, the Fund may invest all or part of its assets in high-quality money market securities and repurchase agreements for temporary defensive purposes.

The Fund invests at least 65% of the value of its total assets (except when maintaining a temporary defensive position) in fixed-income securities (which it defines as bonds, debentures and other fixed-income securities). The Fund is permitted to invest in a broad range of investment-grade, U.S. dollar denominated fixed-income securities and securities with debt-like characteristics (e.g., bearing interest or having stated principal) of domestic and foreign issuers. These debt securities include: bonds, debentures, notes, money market instruments (including foreign bank obligations, such as time deposits, certificates of deposit and bankers' acceptances, commercial paper and other short-term corporate debt obligations, and repurchase agreements), mortgage-related securities (including interest-only and principal-only stripped mortgage-backed securities), asset-backed securities, municipal obligations and convertible debt obligations. The issuers may include domestic and foreign corporations, partnerships or trusts, and governments or their political subdivisions, agencies or instrumentalities. Under normal market conditions, the Fund seeks to provide performance results that equal or exceed the Solomon Brothers Broad Investment-Grade (BIG) Bond Index, which is a market-capitalization weighted index that includes U.S. Treasury, Government-sponsored, mortgage and investment-grade fixed-rate corporate fixed-income securities with a maturity of one year or longer and a minimum of $50 million amount outstanding at the time of inclusion.

At least 75% of the value of the Fund's net assets must consist of securities which, in the case of bonds and other debt instruments, are rated no lower than "A" by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service,

Inc. ("Fitch") or Duff & Phelps, Inc. ("Duff"). Up to 25% of the value of the Fund's net assets may consist of securities which, in the case of bonds and other debt instruments, are rated no lower than "Baa" by Moody's and "BBB" by S&P. The Fund may invest in short-term fixed-income obligations which are rated in the two highest rating categories by Moody's, S&P, Fitch or Duff. See "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS -- Fixed-Income Securities."

Although the Fund is professionally managed, the Fund may suffer a loss on investments resulting in a lower net asset value.

                           INVESTMENT STRATEGIES AND
                              RISK CONSIDERATIONS

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds, nor can there be any assurance that any Fund's investment objective will be attained.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with respect to permissible portfolio securities. Under the terms of a repurchase agreement, the Funds would acquire securities from financial institutions such as banks and registered broker-dealers which the Advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Funds plus interest negotiated on the basis of then-current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 102% of the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Funds would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Funds were delayed pending court action. It is the intent of each Fund to utilize repurchase agreements to invest idle funds for short periods of time. Securities subject to repurchase agreements will be held by the Funds' Custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the Investment Company Act of 1940, as amended (the "Act").

MONEY MARKET INSTRUMENTS

Each Fund may invest, in the following types of money market instruments, each of which at the time of purchase must have or be deemed to have under rules of the Securities and Exchange Commission remaining maturities of 13 months or less. The Funds may invest in money market instruments and debt securities, including bank obligations and commercial paper, which are at least comparable in quality to each Fund's other investments. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by a Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.

U.S. TREASURY SECURITIES

Each Fund may invest in U.S. Treasury securities, including Treasury bills, Treasury notes and Treasury bonds that differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years.

U.S. GOVERNMENT SECURITIES

In addition to U.S. Treasury securities, each fund may invest in U.S. Government securities, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

ILLIQUID SECURITIES

No Fund will invest more than 10% of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933 (the "1933 Act") but that may be purchased by institutional buyers pursuant to Rule 144A under the 1933 Act are subject to this 10% limit. Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

AMERICAN DEPOSITORY RECEIPTS ("ADRS")

Investments in ADRs by FIRST MUTUAL FUND and EMERGING GROWTH FUND are subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include potential political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by United States corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and domestic issuers.

For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, whose standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Funds may also invest in European Depository Receipts, or EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

Certain ADRs and EDRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

CONVERTIBLE SECURITIES

FIRST MUTUAL FUND and TOTAL RETURN BOND FUND may purchase convertible securities, which are fixed-income securities, such as bonds or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

The Funds also may invest in debt securities with warrants attached or in units with warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time.

In connection with its purchases of convertible securities (which include debt securities with warrants), the Funds from time to time may hold common stock received upon the conversion of the security or the exercise of the warrant. The Fund does not intend to retain the common stock in its portfolio and will sell it as promptly as it can and in a manner which it believes will reduce the risk of loss in connection with the sale.

In general, the market value of a convertible security is the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

FIXED-INCOME SECURITIES

Investors in the TOTAL RETURN BOND FUND should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities typically are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized. Certain securities purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a security purchased by the Fund has been adversely changed, the

Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security. Holding such securities that have been downgraded below investment-grade can subject the Fund to additional risk. Certain securities purchased by the Fund, such as those rated "Baa" by Moody's or "BBB" by S&P, Fitch or Duff, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Debt securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Debt securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt securities in this category than in higher rated categories. Fitch considers the obligor's ability to pay interest and repay principal on debt securities rated "BBB" to be adequate; adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these debt securities and, therefore, impair timely payment. Debt securities rated "BBB" by Duff is considered to have below average protection factors but may still be considered sufficient for prudent investment.

FORWARD COMMITMENTS

The TOTAL RETURN BOND FUND may purchase securities on a when-issued or forward commitment basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a security purchased on a when-issued or forward commitment basis prior to its stated delivery date.

Securities purchased on a when-issued or forward commitment basis and certain other securities held by the Fund are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Such securities may expose the Fund to risk because they may experience fluctuations in value prior to their actual delivery. Purchasing debt securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the Fund consisting of cash, cash equivalents or U.S. Government securities or other high-quality liquid debt securities of the type in which the Fund invests at least equal at all times to the amount of the when-issued or forward commitments will be established and maintained at the Fund's custodian bank.

MORTGAGE-RELATED SECURITIES

Mortgage-related securities which may be purchases by the TOTAL RETURN BOND FUND are securities collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities. The mortgage-related securities in which the Fund may invest include those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in interest rates and those with interest rates that change inversely to changes in interest rates, as well as stripped mortgage-backed securities which are derivative multi-class mortgage securities. Stripped mortgage-backed securities usually are structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage-backed securities or whole loans. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage collateral, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain of these securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to prepay. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

No assurance can be given as to the liquidity of the market for certain mortgage-backed securities, such as collateralized mortgage obligations and stripped mortgage-backed securities. Determination as to the liquidity of interest-only and principal-only fixed mortgage-backed securities issued by the U.S. Government or its agencies and instrumentalities will be made in accordance with guidelines established by the Fund's Board of Trustees. In accordance with such guidelines, the Advisor will monitor investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. The Fund intends to treat other stripped mortgage-backed securities as illiquid securities.

ASSET-BACKED SECURITIES

The TOTAL RETURN BOND FUND may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the services of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MUNICIPAL OBLIGATIONS

The TOTAL RETURN BOND FUND may invest in Municipal obligations, which are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. While in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain issues of municipal obligations, both taxable and non-taxable, offer yields comparable and in some cases greater than the yields available on other permissible investments. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities.

Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Dividends received by shareholders which are attributable to interest income received by it from municipal obligations generally will be subject to Federal income tax. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. The Fund currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

ZERO COUPON AND STRIPPED SECURITIES

The TOTAL RETURN BOND FUND may invest in zero coupon U.S. Treasury securities, which are Treasury notes and bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The Fund also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. If the Fund invests in such securities it may be required, in order to maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, to distribute the income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES

The TOTAL RETURN BOND FUND may invest in U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

OTHER FOREIGN SECURITIES

The TOTAL RETURN BOND FUND may invest in U.S. dollar denominated obligations of foreign corporations. Investing in securities issued by foreign corporations involves considerations and possible risks not typically associated with investing in obligations issued by domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

The risks associated with investing in foreign securities are often heightened by investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. There are currently eight Trustees, five of whom are not "interested persons" of the Trust within the meaning of that term under the Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Statement of Additional Information contains the name and background information regarding each Trustee.

INVESTMENT ADVISOR

Trainer, Wortham & Co., Inc. (the "Advisor"), with offices at 845 Third Avenue, New York, NY 10022 is the Trust's Investment Advisor and manager and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Advisor, organized in 1990, continues an investment counseling business which began in 1924 as Trainer & Associates. The Advisor supervises approximately $2.3 billion in investment accounts and is owned entirely by the officers active in the day-to-day management of portfolios. By reason of his ownership of 32% of the Advisor's stock, Charles V. Moore may be said to be a "controlling person" of that firm.

Pursuant to an Investment Advisory Agreement with the Trust on behalf of FIRST MUTUAL FUND, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.75% of the Funds' average daily net assets.


Pursuant to the Investment Advisory Agreement with the Trust on behalf of EMERGING GROWTH FUND, the Advisor receives an annual fee, accrued daily and paid monthly, of 1.25% of the Fund's average daily net assets. From time to time, the Advisor may waive receipt of these fees and/or voluntarily assume certain Fund expenses, which would have the effect of lowering the Fund's expense ratio and increasing the yield to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not reimburse the Advisor at a later time for the expenses assumed.



Pursuant to the Investment Advisory Agreement with the Trust on behalf of TOTAL RETURN BOND FUND, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.45%of the Fund's average daily net assets. From time to time, the Advisor may waive receipt of these fees and/or voluntarily assume certain Fund expenses, which would have the effect of lowering the Fund's expense ratio and increasing the yield to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not reimburse the Advisor at a later time for the expenses assumed.


Subject to the general supervision of the Board of Trustees, and in accordance with each Fund's investment objectives, policies, and restrictions, the Advisor manages the Funds' investment portfolios, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities. The President of the Trust, David P. Como, has been primarily responsible for the day-to-day investment management of First Mutual Fund's portfolio since 1982. Mr. Como has been a Managing Director of the Advisor since September 1990, and was Managing Director and Vice President of BIL, Trainer, Wortham & Co., its predecessor company, from 1988 through September 1990.

Robert R. Douglass, Jr. is the Vice-President and Portfolio Manager of the Emerging Growth Fund. Mr. Douglass has been a Managing Director of the Advisor since August, 1994. Prior to August, 1994, Mr. Douglass served as Assistant Vice-President at Warburg, Pincus Cousellors, Inc.


John D. Knox is the Vice-President and Portfolio Manager of the TOTAL RETURN BOND FUND. Mr. Knox joined Trainer Wortham in December, 1995 as the Managing Director of Fixed Income. Prior to joining Trainer Wortham, Mr. Knox served as Director of Global Fixed Income and Managing Director from 1994-1995 for Bear Sterns Asset Management and Bear Stearns, respectively. For more than 11 years prior thereto, Mr. Knox was a Principal and Senior Portfolio Manager at Morgan Stanley Asset Management where he managed fixed income portfolios for a variety of domestic and international clients.


ADMINISTRATOR

The Trust, on behalf of the Funds, has entered into an administrative services agreement dated July 25, 1996, (the "Administration Agreement") with FPS Services, Inc. ("FPS"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, pursuant to which the Administrator receives a fee accrued daily and paid monthly of 0.15% of the value of each Fund's first $50 million of total average net assets; 0.10% of the value of each Fund's next $50 million of total average net assets; and 0.05% of the value of each Fund's total average net assets in excess of $100 million, subject to an annual minimum fee of $72,000 for the Trust.

The term of the Administration Agreement is two years and shall continue in force each year thereafter, so long as such continuance is approved (i) by FPS;
(ii) by vote, cast in person at a meeting called for the purpose, of a majority of the Board of Trustees who are not parties to the Administration Agreement or interested persons (as defined in the Act ) of any such party, and (iii) by vote of a majority of the Board of Trustees or a majority of the Funds' outstanding voting securities. The Trust and FPS may terminate the Administration Agreement at any time without penalty upon giving the other party 120 days written notice. The Administration Agreement shall automatically terminate in the event of its assignment.

The services FPS provides to the Funds include: coordinating and monitoring of any third parties furnishing services; providing the necessary office space, equipment and personnel to perform administrative and clerical functions; preparing, filing and distributing of proxy materials, periodic reports to shareholders, registration statements and other documents; organizing of board meetings; and responding to shareholder inquiries.

DISTRIBUTOR

FPS Broker Services, Inc. ("FPSB") serves as the Funds' Distributor on a best efforts basis. FPSB is an affiliated company of FPS inasmuch as both are under common ownership.

TRANSFER AGENT AND ACCOUNTING SERVICES AGENT

FPS also serves as the Funds' Transfer Agent, Dividend Disbursing Agent, Redemption Agent and Accounting Services Agent. In such capacities, FPS is responsible for providing record-keeping and administrative services (including calculation of net asset value) and for processing share purchases and redemptions. Correspondence relating to purchases and redemptions of Fund shares, or to dividend payments or reinvestment, should be addressed to FPS Services, Inc.

CUSTODIAN

UMB Bank, n.a., Kansas City, Missouri, is Custodian for the securities and cash of the Funds.

                               DISTRIBUTION PLAN

The shareholders of the FIRST MUTUAL FUND and EMERGING GROWTH FUND have each adopted a Plan of Distribution (the "Plan(s)"), effective October 31, 1991 and

July 25, 1996, respectively, pursuant to Rule 12b-1 under the Act. The Plans were last approved by the Board of Trustees on October 21, 1997. The maximum amount payable by EMERGING GROWTH FUND was decreased from 0.50% to 0.25% by unanimous vote of the Board of Trustees at such meeting. Each Plan permits the Fund to pay certain expenses associated with the distribution of its shares. The Plans provide that the Funds will reimburse FPSB for actual distribution and shareholder servicing expenses incurred by FPSB not exceeding, on an annual basis, 0.25% of each Fund's average daily net assets. Amounts expended by FPSB, but not reimbursed by the Funds, in any year will not be a continuing liability of the Funds in subsequent years. Because each Fund reimburses FPSB only for actual expenditures, FPSB realizes no profit from the Plans. The Plans may be terminated by either party at any time and the Funds shall have no liability for expenses that were not reimbursed as of the date of termination.



All such payments made pursuant to the Plans shall be made for the purpose of promoting the sale of shares or other such distribution related expenses, including any distribution or service fees paid to securities dealers, investment advisors, financial planners, and others, who have executed a distribution agreement with FPSB. Distribution expenses which are attributable to a particular Fund will be charged against that Fund's assets. Distribution expenses which are attributable to more than one Fund will be allocated among the Funds in proportion to their relative net assets.


                                   BROKERAGE

The Advisor will attempt to place portfolio transactions for the Funds with those brokers and dealers who will execute orders in an effective manner at the most favorable price. When the execution and price offered by two or more brokers or dealers are comparable, the Advisor may, in its discretion, purchase and sell portfolio securities to and from brokers and dealers who provide research advice and other services. The Advisor may give consideration to the sale of shares of the Funds as a factor in the selection of brokers and dealers to execute portfolio transactions subject to seeking best price and execution. The Funds may pay brokerage commissions to brokers which are affiliated with Officers and Trustees of the Funds, provided that such transactions are in compliance with Section 17(e)(2) of the Act.

PORTFOLIO TURNOVER


The rate of portfolio turnover will depend on the investment strategy implemented by the Advisor for the Funds which will vary over any given time period, but may be influenced by the following: general market conditions; valuation analysis; market volatility; and technical analysis. It is not the policy of the Funds to invest with the goal of generating short-term trading profits, rather the Funds seek to generate long-term capital appreciation when possible by holding investments over a full market cycle, normally 2-3 years. It is anticipated that the Funds' investment objectives and strategies will result in a portfolio turnover rate of less than 100%, except for FIRST MUTUAL FUND which is not expected to exceed 150% over the course of a fiscal year; however market conditions may cause turnover to exceed 150% in certain years. The portfolio turnover rates of FIRST MUTUAL FUND for the fiscal years ended June 30, 1997, 1996 and 1995 were 109%,107 and 198%, respectively. The portfolio turnover rates of EMERGING GROWTH FUND and TOTAL RETURN BOND FUND for their initial fiscal period ended June 30, 1997 were 50% and 112%, respectively. High portfolio turnover involves correspondingly greater brokerage commissions and other costs, which are borne directly by the Funds.


                               PURCHASE OF SHARES

Shares are offered for sale by the Funds on a continuous basis at each Fund's net asset value. Purchasers of the Funds shares pay no "sales load" or underwriting commission, although broker-dealers effecting purchases or sales of Fund shares for their customers may charge a service fee in connection therewith. The minimum initial investment in a Fund is $250.00. Existing shareholders may purchase additional shares with a minimum purchase of $50 per transaction.

Purchases of the Funds are made at the net asset value per share next determined after receipt by FPS as Transfer Agent of a purchase order in good order. Thus, for orders received in good order before 4:00 p.m. (Eastern time), the public offering price will be the net asset value determined as of 4:00 p.m. (Eastern time) that day. Orders for Fund shares received after 4:00 p.m. (Eastern time) will be purchased at the next determined net asset value on the business day following receipt of the order.

INVESTING BY TELEPHONE

The Funds may accept telephone orders from broker-dealers or service organizations which have been previously approved by the Trust. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments for same to the Funds. Shares of the Funds may be purchased through broker-dealers, banks and bank trust departments which may charge the investor a transaction fee or other fee for their services at the time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Funds.

INVESTING BY MAIL

Prospective shareholders may purchase shares of the Funds by completing and signing the "Investment Application" enclosed with this Prospectus and sending the application, together with a check payable to, "NAME OF FUND", c/o FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. Except as noted below, purchases without full payment will not be processed until payment is received. The ownership of shares shall be recorded on the books of the Transfer Agent in an account under the shareholder's name. A confirmation of the purchase will be issued showing the account number and number of shares owned.

INVESTING BY WIRE

Shares may also be purchased by instructing the bank to wire Federal Funds to the Transfer Agent. Federal Funds are monies of member banks within the Federal Reserve System. The bank must include the full name(s) in which the account is registered and the Fund account number, and should address its wire as follows:

                                 UMB BANK KC NA
                               ABA # 10-10-00695
                            FOR: FPS SERVICES, INC.
                               A/C 98-7037-071-9
                            FBO "FIRST MUTUAL FUND,"
                    "TRAINER, WORTHAM EMERGING GROWTH FUND"
                                       OR
                   "TRAINER, WORTHAM TOTAL RETURN BOND FUND"
               Account of (exact name(s) of account registration)
                        Shareholder Account #

When opening a new account by wire transfer, first telephone the Transfer Agent at 800-441-6580 to request an account number and furnish the respective Fund with a social security or other tax identification number. A completed application with signature(s) of registrant(s) must be filed with the Transfer Agent immediately subsequent to the initial wire. Federal Funds wires must be made in amounts of $250 or more. The bank will generally charge a fee for this wire. The Funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

SUBSEQUENT INVESTMENTS

Once a shareholder's account has been established, additional purchases may be made by sending a check payable to "NAME OF FUND" c/o FPS Services, Inc., P.O. Box 412797, Kansas City, MO 64141-2797. Please enclose the stub of the account statement and include the Fund account number on the check (as well as the attributable year for retirement plan investments, if applicable). Additional purchases may also be made through an Automatic Investment Plan which provides shareholders a convenient method to make regularly scheduled subsequent investments. See "SHAREHOLDER SERVICES."

                              REDEMPTION OF SHARES

IN GENERAL

The Trust will make your redemption proceeds available as promptly as possible and, in any event, within seven business days after your redemption order, in proper order, is received. For your redemption order to be in proper order, your order must include name as it appears on your account, your account number and a signature guarantee as required as described below. However, your redemption proceeds may be delayed if you purchased the shares to be redeemed by check (including certified or cashier checks) until such check has cleared and the Trust has collected good funds for your purchase. Such collection may take 15 days or more.

REDEMPTIONS BY WRITTEN REQUEST

Shareholders may redeem shares by mail by writing directly to the Transfer Agent at FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, and requesting liquidation of all or any part of their shares. The redemption request must be signed exactly as the shareholder's name appears on the form of registration and must include the Fund's account number. If shares are owned by more than one person, the redemption request must be signed by all owners exactly as their names appear in the registration. Shares registered in the name of corporations, trusts and fiduciaries can be redeemed only upon instructions of a duly authorized person. To protect the account, the Transfer Agent and the Funds from fraud, signature guarantees are required for certain redemptions. Signature guarantees are required for: (1) all redemptions of $25,000 or more; (2) any redemptions if the proceeds are to be paid to someone other than the person(s) or organization in whose name the account is registered; (3) any redemptions which request that the proceeds be wired to a bank (unless bank information was received at the time the account was established); and (4) requests to transfer the registration of shares to another owner. The Transfer Agent requires that signatures be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The Transfer Agent cannot accept guarantees from notaries public. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

Shares will be redeemed at the net asset value, next determined after receipt of a redemption request in proper form. Moreover, under the Act, the right of redemption may be suspended when (a) trading on the New York Stock Exchange is restricted or such Exchange is closed for other than weekends or holidays, (b) the Securities and Exchange Commission has by order permitted such suspension, or (c) an emergency exists making disposal of portfolio securities or valuation of net assets not reasonably practicable. When in the opinion of the Board of Trustees, conditions exist which make payments in cash on redemption unwise or undesirable, the Funds may make payment of redemption in securities.

The value of a shareholder's shares upon redemption may be more or less than their cost depending upon the value of a Fund's portfolio securities at the time of redemption.

REDEMPTIONS BY TELEPHONE

Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the Transfer Agent by telephone at (800) 441-6580.

In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address listed under "Investing by Mail." Such requests must be signed by the shareholder, with signatures guaranteed (see "Redemptions By Written Request" for details regarding signature guarantees). Further documentation may be requested from corporations, executors, administrators, trustees, or guardians.

The Funds reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Funds. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instruc-tions are genuine, the Funds will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her social security number, banking institution, bank account number, and the name in which his or her bank account is registered. To the extent that the Funds fail to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

Shares of the Funds may be redeemed through certain broker-dealers, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were redeemed directly from the Funds.

                               EXCHANGE OF SHARES

You may exchange your shares of any Fund of the Trust for shares of either of the other Fund at net asset value without the payment of any fee or charge in writing or by telephone. An exchange is considered a sale of shares and may result in capital gain or loss for Federal income tax purposes. Before an exchange can be made, you must have received the current Prospectus for the Fund into which you wish to exchange, and the exchange privilege may be exercised only in those states where shares of such Fund, as the case may be, may legally be sold. If the Transfer Agent receives exchange instructions from you in writing or by telephone at (800) 441-6580, in good order by the Valuation Time on any Business Day, the exchange will be effected that day. For your exchange request to be in good order, your request must include your name as it appears on your account, your account number, the amount to be exchanged, the name of the Funds from which and to which the exchange is to be made and a signature guarantee as may be required. A written request by you for an exchange in excess of $25,000 must be accompanied by a signature guarantee as described under "Redemptions -- By Written Request."

                              SHAREHOLDER SERVICES

The following special services are available to shareholders. An investor may change or stop these services at any time by written notice to the Funds.

AUTOMATIC INVESTMENT PLAN

The Funds have an Automatic Investment Plan which provides shareholders with a convenient method by which investors may have amounts deducted directly from their checking accounts for investment in a Fund. The minimum initial and subsequent investments for the Funds also apply when using this method of investing. To begin participating in this Plan, use the Automatic Investment Plan Application found in the back of this Prospectus.

SYSTEMATIC CASH WITHDRAWAL PLAN

The Funds have a Systematic Withdrawal Plan, which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semi-annually or annually. Shareholders who purchase or already own $5,000 or more of a Fund's shares, valued at the current public offering price, and who wish to receive periodic payments may establish a Systematic Withdrawal Plan. In order to qualify for this option, dividends and capital gains must be reinvested.

RETIREMENT PLANS

The Funds have available certain Individual Retirement Accounts for use by certain individuals who qualify (including earned income from self-employment). More detailed information about how to participate in these IRA Plans, the fees charged by the Custodian bank, and brochures containing other pertinent information, may be obtained by contacting the Funds at (800) 257-4414.


The Taxpayers Relief Act which was signed into law on August 5, 1997, impacts the traditional IRA and creates two additional types of IRAs.

Traditional (deductible) IRAs:

The Taxpayers Relief Act will gradually increase the adjusted gross income phaseouts for deductible IRAs over the next ten years. Married individuals may make deductible contributions even if spouses are active par-ticipants in an employer-sponsored plan. The 10% early withdrawal tax will not apply for up to $10,000 for first-time home purchases or education expenses.

Roth IRAs:

The Taxpayers Relief Act has created the new Roth IRA. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder's taxable income. The contribution limit is $2,000 annually ($4,000 for joint returns) in aggregate with contributions to Traditional IRAs. Certain income phaseouts apply.

Education IRAs:

The Taxpayers Relief Act has also created the new Education IRA. Like the Roth IRA, contributions are non-deductible, but the investment earnings accumulate tax-free, and distributions used for higher education expenses are not taxable. Contributions limits are $500 per account and certain income phaseouts apply.


                                NET ASSET VALUE

The net asset value per share of capital stock of the Funds will be determined each business day on which the New York Stock Exchange is open for business as of the close of regular trading hours (currently 4:00 p.m. Eastern time) and for any other day (other than a day on which no shares are tendered for redemption and no order to purchase or sell any shares is received) during which there is a sufficient degree of trading in the Funds' portfolio securities that the Funds' net asset value per share might be materially affected. Determination of net asset value will be in accordance with generally accepted accounting principles and will be computed by dividing the value of each Fund's total net assets by the total number of shares outstanding. Securities traded on a securities exchange are valued at the last sale price prior to the time of computation or, if there have been no sales on that day, at the mean of their closing bid and asked prices. Securities not traded on a securities exchange but for which market quotations are readily available will be valued at the mean of their bid and asked prices, although securities traded over the counter on NASDAQ will be valued at their last sale price. Securities not traded on a securities exchange and other securities or assets for which market quotations are not readily available will be valued at fair value as determined in good faith by the Board of Trustees. Once the aggregate value of all securities has been determined, there will be added to this total the dollar amount of cash on hand and receivables and the value of all other assets. From the sum of the foregoing, the aggregate amount of all liabilities and all accrued expenses will be deducted to produce the total net asset value of all shares outstanding.

                              DIVIDENDS AND TAXES

Each Fund intends to distribute substantially all of its net investment income and net capital gains. FIRST MUTUAL FUND and EMERGING GROWTH FUND intend to distribute their net investment income at least annually and to distribute their net capital gains, if any, at least annually. Dividends, if any, from net investment income will be declared and paid quarterly by the TOTAL RETURN BOND FUND. Dividends from net investment income or net short-term capital gains will be taxable to you, whether received in cash or in additional shares.

The Funds permit any shareholder located in states where the Funds' shares are registered (regardless of the number of shares owned) to elect a Dividend Reinvestment Plan for the automatic reinvestment of all distributions. If a dividend is declared from net investment income or a capital gains distribution is declared from net capital gains, investors electing under the Dividend Reinvestment Plan are required to take such dividends or distribution in Fund shares rather than in cash. The full amount of the distribution will be invested and the shareholder will be credited with any full or fractional shares resulting. The investment under the Dividend Reinvestment Plan will be made at the current net asset value on the dividend payable date. Dividends and capital gains distributions will result in a taxable event for the investor even though invested in shares.

An investor may elect or terminate participation in the Dividend Reinvestment Plan at any time. Elections to participate must be made using the Investment Application. Termination can be made by written notice. Costs of the Plan will be borne by the Funds. There is no assurance that such Plan will result in a profit for an investor.

TAXES

Each Fund intends to qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, each Fund will not be subject to Federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets.

The TOTAL RETURN BOND FUND'S investment in certain bonds, such as zero coupon bonds, may cause the Fund to recognize income and make distributions prior to the receipt of cash payments. These bonds are subject to special tax rules concerning the amount, character and timing of income required to be reported by the Fund and distributed.

For corporate investors in the Funds, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Funds from domestic (U.S.) sources.

Distributions paid by the Funds from capital gains, whether received in cash or in additional shares, are taxable to investors as capital gains, regardless of the length of time an investor has owned shares in the Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, if purchases of shares in a Fund are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution.

Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

A sale or redemption of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax.

Each year, the Funds will mail information to shareholders on the tax status of the Funds' dividends and distributions made to shareholders.

The Funds are required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your account registration form your proper taxpayer identification number and by certifying that you are not subject to backup withholding.


The Taxpayers Relief Act, which was signed into law on August 5, 1997, is the most wide-ranging tax legislation since 1986. Several provisions therein will impact the taxation of capital gains.

Change in Rates:

The Taxpayers Relief Act has lowered the tax rate for long-term capital gains from 28% to 20%, but increases the holding period of the assets from more than one year to more than eighteen months. For persons in the 15% income tax bracket, the new rate is 10%.

Realized gains from capital assets held more than one year, but eighteen months or less, will be taxed at a 28% rate. Such gains will be termed "mid-term" capital gains.

Also, capital gains in property held for more than five years will be eligible for an 18% tax rate, but this only applies to assets acquired after December 31, 2000; therefore, a shareholder will not benefit from this provision until the year 2006.


The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the Federal, state, local or foreign tax consequences of an investment in the Funds.

                            PERFORMANCE INFORMATION

From time to time, performance information regarding the Funds, such as total return, may be quoted in advertisements or in communications to shareholders. These performance quotations represent a Fund's past performance, and should not be considered as representative of future results. The Funds' total return may be calculated on an average annual and/or aggregate basis for various periods (which will be stated in all advertisements). Average annual total return reflects the average percentage change per year in the value of an investment in the Funds. Aggregate total return reflects the total percentage change over the stated period. In calculating total return, the assumption is made that dividends and capital gain distributions made by the Funds during the period are reinvested in additional shares.

Total return of each Fund may be compared to: other mutual funds with similar investment objectives; other relevant indices; rankings prepared by independent services; and financial or industry publications and/or other publications or services that monitor the performance of mutual funds, such as Lipper Analytical, CDA/Weisenberger, the Investment Company Institute, Morningstar, Inc., the Dow Jones Composite Average or its component indices and Standard & Poor's 500 Stock Index or its component indices, among others.


The TOTAL RETURN BOND FUND may also advertize its yield. The Fund's yield is calculated by dividing the net investment income per share earned during a recent 30-day (or one month) period by the maximum public offering price per share on the last day of the period.


The principal value of an investment in each Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Graphs which compare the increase in value of a $10,000 investment in each Fund with the performance of the its relevant Index and a discussion of performance are included in the Funds' Annual Report dated June 30, 1997.

                              GENERAL INFORMATION

ORGANIZATION

Each Fund is a separate Series of shares of TRAINER, WORTHAM FIRST MUTUAL FUNDS, a Delaware business trust organized pursuant to a Trust Instrument dated January 17, 1995. On October 1, 1996, the name of the Trust was changed from First Mutual Funds to its present name. The Trust is registered under the Act as an open-end management investment company commonly known as a mutual fund. The Trustees of the Trust may establish additional series or classes of shares of the Trust without the approval of shareholders. The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

DESCRIPTION OF SHARES


Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Shares of each Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares. Currently, there is only one class of shares issued by the Funds.


SHAREHOLDER MEETINGS

The Board of Trustees do not intend to hold annual meetings of shareholders of the Funds. The Board of Trustees has undertaken to the Securities and Exchange Commission, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Funds may apply to the Funds to communicate with other shareholders to request a shareholder's meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of the Trust; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations.

SHAREHOLDER REPORTS AND INQUIRIES


Shareholders will receive annual financial statements which are audited by the Funds' independent accountants, Briggs, Bunting and Dougherty, LLP as well as unaudited semi-annual financial statements. Shareholder inquiries should be addressed to, "NAME OF FUND", c/o FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 or by calling (800) 257-4414.

                             TRAINER, WORTHAM FUNDS



                               FIRST MUTUAL FUND


                     TRAINER, WORTHAM EMERGING GROWTH FUND


                    TRAINER, WORTHAM TOTAL RETURN BOND FUND



                                  THIS IS YOUR



                             INVESTMENT APPLICATION



                              Detach and mail to:



                                  FPS SERVICES, INC.


                                  3200 HORIZON DRIVE


                                  P.O. BOX 61503


                                  KING OF PRUSSIA, PA 19406-9030

                 TRAINER, WORTHAM FUNDS INVESTMENT APPLICATION
1. INITIAL FUND INVESTMENT
Please indicate the amount you are investing in each fund. The minimum initial investment is $250 for each fund in which you invest.
[ ] First Mutual Fund:  $  ____________________
[ ] Trainer, Wortham Emerging Growth Fund:  $  ____________________
[ ] Trainer, Wortham Total Return Bond Fund:  $  ____________________


2. INITIAL INVESTMENT METHOD
  [ ] Check (made payable to the appropriate fund)
  [ ] Wire sent on (date)  ____________________ for credit to account no.
    ____________________ *
  *Before making an initial investment by wire, you must be assigned an account number by calling (800) 441-6580. Have your local bank wire fund to:

                 UMB Bank, NA
                 ABA#10-10-00695
                 For: FPS Services, Inc.
                 A/C98-7037-071-9
                 FBO "Fund Name"
                 Account of "registration name"
                 Account Number  _______________________________

3. REGISTRATION AND SOCIAL SECURITY NUMBER (PLEASE PRINT)
  INDIVIDUAL OR JOINT ACCOUNT:

--------------------------------------------------------------------------------
Owner's First Name     Middle Initial     Last Name    Owner's Social Security #

--------------------------------------------------------------------------------
Joint Owner's First Name     Middle Initial    Last Name    Joint Owner's Social
                                                            Security #

GIFT TO MINOR

--------------------------------------------------------------------------------
Name of Custodian (one name only)

--------------------------------------------------------------------------------
Name of Minor                                          Minor's Social Security #

Under the  _________________________________________ Uniform Gift/Transfer to
Minors Act
                           State

CORPORATIONS, PARTNERSHIPS, TRUSTS AND OTHERS (Complete attached Corporate Resolution)

--------------------------------------------------------------------------------
Name of Corporation, Partnership, Trust or Other

--------------------------------------------------------------------------------
Name of Trustee(s)              Date of Trust             Tax Identification No.

4. MAILING ADDRESS OF RECORD AND TELEPHONE NUMBER(S)

--------------------------------------------------------------------------------
Street Address & Apt. No.                      City           State          Zip
(      )
------------------------------                 --------------------------------
Day Telephone                                  Evening Telephone

5. DISTRIBUTION OPTIONS (All distributions will be reinvested unless otherwise indicated below.)
  [ ] Reinvest (dividends and capital gains in additional shares)
  [ ] Cash Dividends (dividends in cash, capital gains in additional shares)
  [ ] All Cash (dividends and capital gains in(cash) )

6. SYSTEMATIC WITHDRAWAL PLAN (minimum initial investment of $5,000 is required) I wish to have the following amount(s) systematically withdrawn from:

   First Mutual Fund                      $
   Trainer, Wortham Emerging Growth
     Fund                                 $
   Trainer, Wortham Total Return Bond
     Fund                                 $

  Please indicate the frequency of withdrawal, and if other than monthly, the desired months. Liquidations take place on or about the 25th of the month.
  [ ] Monthly
  [ ] Quarterly  ______________ ,  ______________ ,  ______________ and
   ______________
  [ ] Semi annually  ______________ and  ______________
  [ ] Annually
  Unless indicated otherwise in Section 8, a check will be sent to your address of record.

7. TELEPHONE PRIVILEGE
  [ ] I (We) authorize FPS Services, Inc. And/or Trainer, Wortham Funds to act upon instructions received by telephone from me (us) to redeem shares or to exchange for shares of other Trainer, Wortham Funds. I (We) understand an exchange is made by redeeming shares of one fund and using the proceeds to buy shares of another fund. Exchanges must be made into identically registered accounts. Redemption proceeds will be sent as indicated in this prospectus.

  If not otherwise indicated below, only exchanges will be allowed.
  [ ] Redemption            [ ] Exchange            [ ] Both

8. REDEMPTIONS
  (Unless otherwise indicated below, all redemptions will be sent by check.)

  [ ] All redemption proceeds should be executed by an ACH transaction unless
      FPS Services, Inc. is notified in writing. There is no charge for ACH transactions.
     Allow 3 business days.

  [ ] All redemptions proceeds should be executed by FED wire transaction unless
      FPS Services, Inc. is notified in writing. There is a $9 charge for FED wire transactions.

  All FED wire and ACH transactions will be sent as indicated below. Please allow one month for ACH instructions to become effective. Any changes in these instructions must be made in writing with signature guarantees as described in the prospectus.
  *Please notify your bank of your intent to establish this option on your account.
  *ATTACH A VOIDED CHECK OR DEPOSIT SLIP.

-
--------------------------------------------------------------------------------

Bank Name                                                     Branch Office

-
--------------------------------------------------------------------------------
Bank Address
-
--------------------------------------------------------------------------------

Bank Wire Routing Number                                      Account Number

-
--------------------------------------------------------------------------------
Name(s) on Bank Account

9. SIGNATURE AND CERTIFICATION
  (Required by Federal tax law to avoid backup withholding.)

  "By signing below, I certify under penalty of perjury that the social security or tax payer identification number entered above is correct (or I am waiting for a number to be issued to me), and that I have not been notified by the IRS that I am subject to backup withholding unless I have checked the box." If you have been notified by the IRS that you are subject to backup withhold, check box. [ ]

  "The Internal Revenue Service does not require your consent to any provision of this document other than the certificates required to avoid backup withholding.


  "I hereby acknowledge receipt of a current prospectus."


--------------------------------------------------------------------------------
Signature        [ ] Owner        [ ] Custodian        [ ] Trustee  Date

--------------------------------------------------------------------------------
Signature of Joint Owner (if
applicable)                             Date

10. INVESTMENT DEALER INFORMATION

-
--------------------------------------------------------------------------------
Name of Firm
-
--------------------------------------------------------------------------------
Firm Address
-
--------------------------------------------------------------------------------
Rep Name & Number

--------------------------------------------------------------------------------
Signature

  THIS SECTION TO BE COMPLETED BY CORPORATIONS, TRUSTS AND OTHER ORGANIZATIONS

                                  RESOLUTIONS

RESOLVED: That this corporation or organization become a shareholder of Trainer, Wortham First Mutual Funds (the "Trust") and that

--------------------------------------------------------------------------------
                             (Name(s) of officers)

is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and take any action for it as may be necessary or appropriate with respect to its shareholder account(s) with the Trust, and it is FURTHER RESOLVED: That any one of the above-noted officers is authorized to sign any documents necessary or appropriate to appoint FPS Services, Inc. as redemption agent of the corporation or organization for shares of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares or to otherwise implement the privileges elected on the application.

                                  CERTIFICATE

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the

____________________________________    incorporated or formed under the laws of
  (Name of Corporation/Organization)

_________________________ and were adopted at a meeting of the Board of Trustees
  (State) of the corporation or organization duly called and held on


 ____________________  at which a quorum was present and acting
  (Date) throughout, and that the same are now in full force and effect.

I further certify that the following is (are) the duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

Name                                        Title

--------------------------  -------------------------------

--------------------------  --------------------------------
Name                                         Title

--------------------------  --------------------------------

--------------------------  ---------------------------------

Witness my hand and the seal of the corporation or organization this ____________ day of _____________, 19__.

------------------------------------------------------------
*Secretary-Clerk

------------------------------------------------------------
Other Authorized Officer (if required)

*If the secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

                             TRAINER, WORTHAM FUNDS
                     AUTOMATIC INVESTMENT PLAN APPLICATION
      FPS Services, Inc., P.O. Box 61503, King of Prussia, PA 19406-0903
                                (610) 834-3500

                                  INSTRUCTIONS

HOW DOES IT WORK?
1. FPS Services, Inc., through our bank, United Missouri Bank KC N.A., draws an Automatic Clearing House (ACH) debit electronically against your personal checking/savings account each month, according to your instructions.
2. Choose any amount of $50.00 or more that you would like to invest regularly and your debit for this amount will be processed by FPS Services, Inc., as if you had written a check yourself.
3. Shares will be purchased and a confirmation sent to you.

HOW DO I SET IT UP?
1. Complete both sides of this form, and the Investment Application form if you do not have an existing account.
2. Include initial investment check of $250.00 or more if you are establishing a new account.
3. If you are using a Credit Union, please have your financial institution verify the bank information.
4. Mark one of your personal checks or deposit slips VOID, attach it to this form and mail to FPS Services, Inc. at the above address.
5. As soon as your bank accepts your authorization, debits will be generated and your Automatic Investment Plan started. In order for you to have Automatic Clearing House (ACH) debits from your account, your bank must be able to accept ACH transactions and/or be a member of an ACH association. Your bank manager should be able to tell you your bank's capabilities. We cannot guarantee acceptance by your bank.
6. Please allow one month for processing before the first debit occurs.
7. Returned items will result in a $20.00 fee being deducted from your account.

MONTHLY WITHDRAWAL AMOUNT AND DATE
Please indicate the fund and amount you would like invested monthly. The minimum amount for monthly investment is $50.

[ ] First Mutual Fund                  $_________________
[ ] Trainer, Wortham Emerging
    Growth Fund                          $_________________
[ ] Trainer, Wortham Total Return
    Bond Fund                            $_________________

Date of Withdrawal: (check only one)  [ ] 10th        [ ] 15th        [ ] 20th

ACCOUNT INFORMATION
Indicate One: [ ] I am in the process of establishing a new account
        [ ] I have an established account. My account number is:

--------------------------------------------------------------------------------
Registered Owner

--------------------------------------------------------------------------------
Street Address

--------------------------------------------------------------------------------
City                                                State               Zip Code

--------------------------------------------------------------------------------

Day Time Phone Number                                         Evening Phone Number

BANK INFORMATION
Complete the following or attach a voided check below. If you are using a Credit Union account, please complete this section and have your financial institution verify the information.

--------------------------------------------------------------------------------

Bank Account Owner                                            Joint Owner

--------------------------------------------------------------------------------
Bank Name

--------------------------------------------------------------------------------
Bank Branch Street Address

--------------------------------------------------------------------------------
City                                                State               Zip Code

--------------------------------------------------------------------------------

ABA Number (9 digits)                                         Account Number

Type of Account:  [ ] Checking        [ ] Savings

AUTHORIZATION AND SIGNATURE
I understand that my ACH debit will be dated on the day of each month I have indicated on this form. I agree that if such a debit is not honored upon presentation, FPS Services, Inc. may discontinue this service and any share purchase made upon deposit on such debit may be canceled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is canceled than when the purchase was made, FPS Services, Inc. shall be authorized to liquidate other shares or fractions thereof held in my account to make up the deficiency. This Automatic Investment Plan may be discontinued by FPS Services, Inc. upon 30 days written notice or at any time by the investor by written notice to FPS Services, Inc. which is received no later than five (5) business days prior to the above designated investment date.

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SIGNATURE OF BANK ACCOUNT OWNER

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SIGNATURE OF JOINT BANK ACCOUNT OWNER

                       STATEMENT OF ADDITIONAL INFORMATION




                                OCTOBER 30, 1997




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                       TRAINER, WORTHAM FIRST MUTUAL FUNDS
                                FIRST MUTUAL FUND
                      TRAINER, WORTHAM EMERGING GROWTH FUND
                     TRAINER, WORTHAM TOTAL RETURN BOND FUND

--------------------------------------------------------------------------------



Trainer, Wortham First Mutual Funds (the "Trust") currently offers shares of the following three Series, representing separate portfolios of investments:
FIRST MUTUAL FUND; TRAINER, WORTHAM EMERGING GROWTH FUND; AND TRAINER, WORTHAM TOTAL RETURN BOND FUND (the "Fund(s)"). Information concerning each Fund is provided in the Prospectus, dated October 28, 1997. This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the current Prospectus for the Funds. Much of the information contained herein expands upon subjects discussed in the Prospectus. No investment in shares should be made without first reading the Prospectus. A copy of the Prospectus may be obtained without charge by writing to the Trust, at 845 Third Avenue, 6th Floor, New York, NY 10022 or by calling (800) 257-4414.





UNDERWRITER:                                                 INVESTMENT ADVISOR:
FPS Broker Services, Inc.                           Trainer, Wortham & Co., Inc.
3200 Horizon Drive                                   845 Third Avenue, 6th Floor
P.O. Box 61503                                                New York, NY 10022
King of Prussia, PA 19406-0903                                    (212) 759-7755

(800) 257-4414


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.







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Trainer, Wortham First Mutual Funds - PEA #58                             Page 1

                                TABLE OF CONTENTS



                                                                          Page
                                                                          ----

Trainer, Wortham First Mutual Funds...........................................
Investment Objectives and Policies............................................
Investment Restrictions.......................................................
Other Investment Restrictions.................................................
Trustees and Officers.........................................................
Control Persons and Principal Holders of Securities...........................
Investment Advisor............................................................
Administrator.................................................................
Distributor...................................................................
Distribution Plan ............................................................
Transfer Agent and Accounting Services Agent..................................
Custodian.....................................................................
Legal Counsel.................................................................
Auditors .....................................................................
Brokerage.....................................................................
Individual Retirement Accounts................................................
Performance Calculations......................................................
General Information...........................................................
Financial Statements..........................................................




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Trainer, Wortham First Mutual Funds - PEA #58                             Page 2

                       TRAINER, WORTHAM FIRST MUTUAL FUNDS


Trainer, Wortham First Mutual Funds (the "Trust"), 845 Third Avenue, 6th Floor, New York, NY 10022, is an open-end management investment company, which currently offers shares of the following three Funds, each with its own investment objectives and policies: FIRST MUTUAL FUND; TRAINER, WORTHAM EMERGING GROWTH FUND (EMERGING GROWTH FUND); and TRAINER, WORTHAM TOTAL RETURN BOND FUND (TOTAL RETURN BOND FUND).


                       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES

FIRST MUTUAL FUND
The Fund seeks to achieve capital appreciation through investment in common stocks and securities convertible into common stocks. Its secondary objective is income.


EMERGING GROWTH FUND

The Fund seeks to achieve capital appreciation through investments in the common stock of emerging growth companies which are defined as companies achieving or about to achieve rapid earnings growth with weighted average market capitalizations of approximately $1 billion. The Fund seeks to outperform equity returns generated by relevant benchmark indices and funds with comparable objectives by employing proprietary fundamental, technical and valuation analysis in the selection of smaller-capitalization, publicly-traded U.S. companies.


TOTAL RETURN BOND FUND
The Fund seeks to maximize total return, consistent with preservation of capital.


INVESTMENT POLICIES

The following discussion of investment techniques and instruments should be read in conjunction with the "INVESTMENT OBJECTIVE AND POLICIES" and "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS" sections of the Prospectus.

The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed herein and in the Prospectus, provided such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.


The following discussion applies to all of the Funds.


Each Fund will not, as to 75% of its total assets, purchase the securities of any one issuer (other than cash, cash items, and obligations of the United States Government) if immediately thereafter, and as a result of the purchase, the Fund would (a) have more than 5% of the value of its total assets invested in the securities of such issuer, or (b) hold more than 10% of any or all classes of the securities of any one issuer. The Funds will not invest in the securities of other investment companies. Although permitted under the Trust's Declaration of Trust and By-laws, the following types of transactions are not currently anticipated:


          1. Investment in restricted securities (including non-marketable securities);

          2.   Engaging in short selling; and

          3.   Arbitrage activities.




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Trainer, Wortham First Mutual Funds - PEA #58                             Page 3

Although it is not the current intention of the Funds to borrow, each Fund may borrow for the purpose of investing in portfolio securities. To the extent that the Funds borrow money, they will incur interest expense. Any investment gains made with the additional funds in excess of interest paid will cause the net asset value of the Fund's shares to rise faster than would, otherwise be the case. Conversely, any investment losses from such monies will cause the net asset value of the Funds shares to fall faster than would otherwise be the case. The foregoing investment policies may be changed without shareholder approval except to the extent they are reflected in a Fund's fundamental policies. (See "INVESTMENT RESTRICTIONS" below.)


                             INVESTMENT RESTRICTIONS

The Funds have adopted the following restrictions with respect to their investment policies. These restrictions are fundamental policies, and may not be changed as to a Fund unless authorized by the vote of a majority of the outstanding shares of the Fund, as that term is defined herein under the section entitled "GENERAL INFORMATION" below.

          (a) UNDERWRITING OF SECURITIES: The Funds will not engage in the underwriting of securities of other issuers.

          (b) DIVERSIFICATION: The Funds have adopted the policy prohibiting it from, as to 75% of each Fund's total assets, investing more than 5% of its total assets in the securities of any one issuer (other than securities issued by the Government or its agencies or instrumentalities).

          (c) INDUSTRY CONCENTRATIONS: The Funds may not purchase the securities of issuers conducting their principal business activities in the same industry, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund.

          (d) PURCHASE AND SALE OF REAL ESTATE: The Funds will not engage in the purchase and sale of interests in real estate except that the Funds may engage in the purchase and sale of marketable securities which may represent indirect interests in real estate.

          (e) PURCHASE AND SALE OF COMMODITIES OR COMMODITY CONTRACTS: The Funds will not engage in the purchase and sale of commodities or commodity contracts.

          (f) MAKING OF LOANS TO OTHER PERSONS: The Funds will not make loans to any person or company, except that the Funds may purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities and except further that the Funds may enter into repurchase agreements.



          (g) BORROWING OF MONEY: From time to time, the Funds may borrow money. All such borrowings shall be exclusively from banks. The purpose of such borrowings shall be both for temporary use and to provide funds for the purchase of additional investments whenever the Board of Trustees of the Trust shall deem it desirable. In connection with any such borrowing, a Fund shall issue promissory notes or other evidences of indebtedness and shall, when required, pledge, assign or otherwise encumber its assets, provided, however, (i) that immediately after such borrowing it shall have an asset coverage of at least 300% for all its borrowing and (ii) that in the event such asset coverage shall at any time fall below 300% it shall, within three days thereafter (not including Sundays and holidays) or such longer periods as the U.S. Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of the borrowings shall be at least 300%.




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Trainer, Wortham First Mutual Funds - PEA #58                             Page 4

          (i) SECURITIES OF OTHER INVESTMENT COMPANIES: The Funds will not invest in the securities of other investment companies.

          (j) ISSUANCE OF SENIOR SECURITIES: The Funds are not authorized to issue securities senior to the shares offered by this Prospectus, except in connection with borrowings under the terms described above under "BORROWING OF MONEY."

                          OTHER INVESTMENT RESTRICTIONS

         (a)    The Funds may not invest in oil, gas or mineral leases;

         (b) The Funds may invest up to 5% of their total assets at the time of purchase in warrants. Included within this amount, but not to exceed 2% of the Fund's total assets are warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. This restriction does not apply to warrants initially attached to securities purchased by the Funds;

         (c)    The Funds will not invest in real estate limited partnerships;
                and

         (d) The Funds will not purchase securities on margin, but the Funds may obtain such short-term credits as may be necessary for the purchase and sale of securities.


         (e) Purchase or retain the securities of any issuer if, to the knowledge of a Fund, any Officer or Trustee of the Fund or of its Investment Advisor owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and such Officers and Trustees of the Fund or of its Investment Advisor who own more than 1/2 of 1%, own, in aggregate, more than 5% of the outstanding securities of such issuer.


                              TRUSTEES AND OFFICERS

The Trustees and Executive Officers of the Trust, their addresses, affiliations, if any, with Trainer, Wortham & Co., Inc. (the "Advisor") and principal occupations during the past five years, are as follows:


NAME, AGE                          POSITION(S)     AGGREGATE         TOTAL             PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE
& ADDRESS                          HELD WITH       COMPENSATION      COMPENSATION      YEARS
                                   TRUST           FROM TRUST        FROM TRUST AND
                                                   FOR FISCAL        FUND COMPLEX
                                                   YEAR ENDED        PAID TO TRUSTEES
                                                     6/30/97




James F. Twaddell (58)           Chairman of                                         Investment Banker at Schneider Securities, Inc.
c/o Schneider Securities, Inc.   the Board;           $4,100            $4,100       since June 1995; Chairman of the Board,
2 Charles Street                 Trustee since                                       Director and Registered  Representative of
Providence, RI  02904            1979                                                Barclay Investment, Inc. until June 1995.

Robert H. Breslin, Jr. (69)      Trustee since                                       Partner in the law firm of Breslin & Sweeney,
107 Forge Road                   1979;                $5,000            $5,000       Warwick, RI. since 1970.
E. Greenwich, RI 02818           Member of
                                 Audit
                                 Committee

David P. Como(1)(51)             Trustee since          $0                $0         Managing Director, Trainer, Wortham & Co.,
388 Market Street                1984;                                               Inc. since 1969.
2nd Floor                        President
San Francisco, CA 94111






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Trainer, Wortham First Mutual Funds - PEA #58                             Page 5





Raymond Eisenberg (74)      Trustee since                                       President of Raymond Eisenberg & Associates,
414 County Street           1960;                $5,000            $5,000       PC Accountants and Auditors, New Bedford,
New Bedford, MA  02740      Chairman of                                         MA since 1980.
                            the Audit
                            Committee

David Elias(1)(52)          Trustee since          $0                $0         President and Chief Investment Officer of Elias
500 Essjay Road             1991                                                Asset Management, Inc., Buffalo, NY since
Suite 220                                                                       1978.
Williamsville, NY  14221

Robert S. Lazar (53)        Trustee since                                       Retired in  1992 ; formerly an Engineer,
P.O. Box 4158               1976;                $5,000            $5,000       Newport, RI; Director, Newport Federal
Middletown, RI  02842-0011  Member of                                           Savings Bank, Newport, RI.
                            the Audit
                            Committee

H. Williamson Ghriskey, Jr. Vice-                  $0                $0         Managing Director, Trainer, Wortham & Co.,
(53)                        President and                                       Inc. from 1978 to present.
845 Third Avenue            Treasurer
Sixth Floor
New York, NY  10022

Martin S. Levine (44)       Trustee since                                       Controller and Chief Financial Officer of John
c/o John P. Picone, Inc.    1994;                $5,000            $5,000       P. Picone, Inc., Contractors and Engineers,
31 Garden Lane              Member of                                           Lawrence, NY, since 1984.
Lawrence, NY  11559         the Audit
                            Committee

Terri Thibadeau(1)(50)      Trustee since          $0                $0         Private Investor; Member of the Board of St.
167 Seabreeze Avenue        1995                                                Edwards Church in Palm Beach, FL since
Palm Beach, FL 33480                                                            1990.

Debra L. Clark (38)         Secretary              $0                $0         Mutual Fund and Marketing Distribution Agent
388 Market Street                                                               for Trainer, Wortham First Mutual Funds from
2nd Floor                                                                       1993 to present; Vice-President & Director of
San Francisco, CA 94111                                                         Fund/Plan Broker Services, Inc. from 1987 to
                                                                                1993.

Charles H.G. Honey (26)     Vice-                  $0                $0         Sr. Research Analyst, Trainer, Wortham & Co.,
845 Third Avenue            President                                           Inc. since May 1994; Equity Analyst,
Sixth Floor                                                                     Woodward and Associates from June 1993 to
New York, NY  10022                                                             May 1994.


          1 "Interested person" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "Act"). Mr. Como is an "interested person" by reason of his affiliation with the Advisor and as a result of being an Officer of the Trust. Mr. Elias may be regarded as an "interested person" by reason of a material business relationship with the Advisor. Ms. Thibadeau is an "interested person" because she is Mr. Como's sister.


The Audit Committee of the Board of Trustees of the Trust was established to consider such matters as the selection of the independent certified public accountant for the Trust, review of the auditor's report on accounting procedures and internal controls, review of the quarterly reports on brokerage commissions paid by the Trust, and other issues referred to the Committee by the full Board. The Audit Committee is currently comprised of four disinterested Trustees; under the Trust's By-laws, the President also serves as an Ex-Officio member of the Audit Committee.






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Trainer, Wortham First Mutual Funds - PEA #58                             Page 6

As of June 30, 1997, the compensation for disinterested Trustees included a fee of $500 per meeting of the Board of Trustees attended and an annual retainer of $3,000. In addition, the Trustees were reimbursed expenses incurred with connection to their attendance at meetings of the Board of Trustees. Members of the Audit Committee also receive fees for meetings attended. However, no Officer of the Trust receives any compensation directly from the Trust for performing the duties of their offices. The Advisor, of which Messrs. Como and Ghriskey are officers and/or trustees, receives fees from the Trust for acting as its Investment Advisor. (See the section entitled "INVESTMENT ADVISOR.")


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of October 1, 1997 the Trustees and Officers of the Trust individually and as a group owned beneficially less than 1.00% of the outstanding shares of any Fund.

As of October 1, 1997 the following persons owned of record or beneficially more than 5% of the outstanding voting shares of FIRST MUTUAL FUND:




NAME AND ADDRESS OF BENEFICIAL OWNER                     NUMBER OF SHARES HELD                  PERCENTAGE
------------------------------------                     ---------------------                  ----------


Trainer, Wortham Profit Sharing Trust                          397,019.535                      14.36%
c/o Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th Floor

New York, NY 10022


Perry R.  Como                                                 187,271.005                       6.77%
c/o Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022


Roncom Productions Employees                                   169,870.720                       6.14%
Deferred Profit Sharing Trust
845 Third Avenue, 6th Floor
New York, NY 10022


Charles McVeigh                                                155,061.989                       5.61%
Capital Account
c/o Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022












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Trainer, Wortham First Mutual Funds - PEA #58                             Page 7

As of October 1, 1997 the following persons owned of record or beneficially more than 5% of the outstanding voting shares of EMERGING GROWTH FUND:



NAME AND ADDRESS OF BENEFICIAL OWNER                           NUMBER OF SHARES HELD             PERCENTAGE
------------------------------------                           ---------------------             ----------



TRST Trainer, Wortham & Co.  Pension Plan                          57,597.341                      36.36%
845 Third Avenue, 6th Floor
New York, NY 10022


Trainer, Wortham Profit Sharing Trust                              50,000.000                      31.56%
c/o Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022


Robert R.  Douglas                                                 20,130.805                      12.70%
85 Pecksland Road
Greenwich, CT 06831



As of October 1, 1997 the following persons owned of record or beneficially more than 5% of the outstanding voting shares of TOTAL RETURN BOND FUND:




NAME AND ADDRESS OF BENEFICIAL OWNER                      NUMBER OF SHARES HELD                  PERCENTAGE
------------------------------------                      ---------------------                  ----------


H.  Williamson Ghriskey, Jr.                                   276,813.078                         29.14%
TRST Margot Marsh Biodiversity Foundation
c\o Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022



HW Mali Profit Sharing Ret Plan                                142,454.233                         14.99%
c\o Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022


Daniel U. Escaro                                               102,812.140                         10.82%
TRST York Labs PSP
DTD N/A
c/o York Hospital
1001 S. George Street
York, PA 17405




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Trainer, Wortham First Mutual Funds - PEA #58                             Page 8





Esnesta Krackiewica                                   58,332.234                       6.14%
3401 38th St. NW Apt. 509
Washington, DC 20016

Kalman I.  Nulman                                     52,641.449                       5.54%
TRST Milton Brown Foundation
c/o Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022



Mary B.  Menzies                                      51,487.164                       5.42%
c\o Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022



Michael Prendergast                                   49,591.743                        5.22%
and Ralph Duncan
TRST Urology Associates of York PC PSP
25 Monumnet Rd. STE 100
York, PA 17403




                               INVESTMENT ADVISOR


In 1981, Trainer, Wortham & Co., Inc. ("the Advisor") became the Investment Advisor of the Trust. The Advisor has offices at 845 Third Avenue, 6th Floor, New York, N.Y. 10022. The Advisor, organized in 1981, continues an investment counseling business which began in 1924 as Trainer & Associates. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940, as amended, and supervises approximately $2.3 billion in investment accounts. The Advisor is owned entirely by the officers active in the day-to-day management of portfolios. By reason of his stock ownership of 32% of the Advisor, Charles V. Moore, President may be said to be a "controlling person" of that firm.




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Trainer, Wortham First Mutual Funds - PEA #58                             Page 9

The Directors of the Advisor are: A. Alexander Arnold III, David P. Como, H. Williamson Ghriskey, Jr., and Charles V. Moore. Mr. Como, Managing Director of the Advisor, is the President and a Trustee of the Trust. Since 1982, Mr. Como has been primarily responsible for the day-to-day investment management of the Trust's portfolio. Mr. Ghriskey, Jr., Managing Director of the Advisor, is Vice-President, and Treasurer of the Trust.

Each Fund's Investment Advisory Agreement provides that, subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objectives, policies, and restrictions, the Advisor will manage the Fund's investment portfolio, make decisions with respect to and place orders for all purchases and sales of the portfolio securities. Pursuant to the Investment Advisory Agreements, the Advisor is not liable for any mistake of judgment, mistake of law, or other loss to a Fund in connection with its performance under the Investment Advisory Agreements except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for its services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties, or by reason of its reckless disregard of its obligations under the Investment Advisory Agreements.


Pursuant to individual Investment Advisory Agreements, with respect to FIRST MUTUAL FUND, the Advisor receives an annual investment advisory fee, accrued daily and paid monthly, of 0.75% of the Fund's average daily net assets; with respect to EMERGING GROWTH FUND, the Advisor receives an annual fee, accrued daily and paid monthly, of 1.25% of the Fund's average daily net assets, and with respect to TOTAL RETURN BOND FUND, the Advisor receives an annual fee, accrued daily and paid monthly , of 0.45% of the Fund's average daily net assets. From time to time, the Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of lowering a Fund's expense ratio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. No Fund will reimburse the Advisor at a later time for the expenses it has assumed.

For the fiscal years ended June 30, 1997, 1996 and 1995, with respect to FIRST MUTUAL FUND, the Fund paid the Advisor fees aggregating $235,424, $191,340, and $139,966, respectively.

With respect to EMERGING GROWTH FUND and TOTAL RETURN BOND FUND, from October 1, 1996 through June 30, 1997, the Advisor earned $12,848 and $22,431, respectively, all of which it voluntarily waived.



                                  ADMINISTRATOR

FPS Services, Inc., ("FPS"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, serves as the Trust's Administrator pursuant to an Administration Agreement (the "Administration Agreement") FPS is an affiliate of the Trust's Distributor, FPS Broker Services, Inc. Pursuant to the Administration Agreement, FPS receives an annual fee, accrued daily and paid monthly, of 0.15% on the first $50 million of the average daily net assets of the Trust, 0.10% on the next $50 million of the average daily net assets of the Trust; and 0.05% on average daily net assets of the Trust over $100 million, subject to a minimum fee of $72,000 for the Trust. Minimum fees are $48,000 per year for the first Series, and $12,000 for each additional Series or class. The Trust pays the fees and out-of-pocket costs of FPS.




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Trainer, Wortham First Mutual Funds - PEA #58                            Page 10

The services FPS provides to the Trust include: the coordination and monitoring of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust; preparing, filing and distributing proxy materials, periodic reports to shareholders, organization of Board meetings, registration statements and other documents; and responding to shareholder inquiries.


With respect to FIRST MUTUAL FUND, FPS received administration fees of $55,489, $45,248, and $42,007, for the fiscal years ended June 30, 1997, 1996, and 1995, respectively. For the fiscal period ended June 30, 1997, EMERGING GROWTH FUND and TOTAL RETURN BOND FUND paid FPS administration fees of $9,097 and $9,270, respectively.


                                   DISTRIBUTOR

FPS Broker Services, Inc. ("FPSB") serves as the Trust's Distributor pursuant to an Underwriting Agreement (the "Underwriting Agreement"). FPSB is an affiliated company of the Administrator, FPS, inasmuch as both FPSB and FPS are under common ownership.

The Underwriting Agreement will terminate in the event of assignment and may be renewed for successive one-year periods provided that each continuance is specifically approved by (1) the vote of a majority of the Trust's outstanding voting shares or by the Board of Trustees and (2) the vote of a majority of the Board of Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Underwriting Agreement.

                                DISTRIBUTION PLAN


FIRST MUTUAL FUND and EMERGING GROWTH FUND have each adopted a Plan of Distribution (the "Plans") pursuant to Rule 12b-1 under the Act. Each Plan permits the respective Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that FIRST MUTUAL FUND and TRAINER, WORTHAM EMERGING GROWTH FUND will reimburse FPSB for actual distribution and shareholder servicing expenses incurred by FPSB not exceeding, on an annual basis, 0.25% of the respective Fund's average daily net assets.

In adopting the Plan, the Board of Trustees considered the likelihood that the Plan is designed to benefit each Fund and its shareholders by strengthening the system for distributing the Fund's shares and thereby increasing sales and reducing redemptions. Potential benefits from increased sales and reduced redemptions include: (i) additional funds being available for investment, thereby giving the Fund's portfolio manager greater flexibility in pursuing the Fund's investment objectives; (ii) reducing the likelihood that an unusually large demand for redemption would require disadvantageous liquidations of portfolio investments; and (iii) increasing net assets, thereby reducing on a per share basis those expenses which do not rise proportionately with net assets. The Board of Trustees concluded that there was a reasonable likelihood that each Fund and its shareholders would benefit from the adoption of the Plan.

Each Plan will terminate in the event of assignment and may be renewed for successive one year periods provided that each continuance is specifically approved by: (1) the vote of a majority of the Fund's outstanding voting shares or by the Board of Trustees; and (2) the vote of a majority of the Board of Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan.

Any change in a Plan that would materially increase the amount of distribution expense borne by the Fund requires shareholder approval; any other material change requires approval by the Board of Trustees, including a majority of the disinterested trustees as described above. On October 21, 1997, by unanimous vote of the Trustees, the Plan for EMERGING GROWTH FUND was amended by lowering the fee from 0.50% to 0.25%. While a Plan is in effect, the selection and nomination of a Fund's disinterested Trustees is committed to the disinterested Trustees.





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Trainer, Wortham First Mutual Funds - PEA #58                            Page 11

Each Plan authorizes the Fund to pay service organizations, which may include but are not limited to: (1) compensation to securities brokers and dealers for selling shares; (2) compensation to securities brokers and dealers, accountants, attorneys, investment advisors and pension actuaries for services rendered to their clients relating to the distribution of shares of the Fund; (3) compensation to such parties for marketing research and promotional services specifically relating to the distribution of Fund shares; (4) the costs of advertising in newspapers, magazines or other periodicals, or on radio or television; (5) the costs of telephone (including "WATS" and "800" services), mail (including postage and other delivery costs) or other direct solicitation of prospective investors; (6) the costs of preparing and printing prospectuses and other sales material for prospective investors, and the cost of distributing these materials; (7) the fees of public relations consultants; and (8) any other distribution expenses that the Board of Trustees may from time to time approve before such expenses are incurred.

All such payments made pursuant to a Plan shall be made for the purpose of selling shares issued by the Fund. Payments of compensation pursuant to (3) above may be based in whole or in part on a percentage of the regular salary expense for those employees of such parties engaged in marketing research and promotional services specifically relating to the distribution of Fund shares based on the amount of time devoted by such employees to such activities, and any out-of-pocket expenses associated with the distribution of Fund shares.

Each Plan provides that FPSB will be reimbursed on a monthly basis for expenses incurred in connection with the distribution of Fund shares. During the fiscal year ended June 30, 1997, distribution expenses for FIRST MUTUAL FUND were reimbursed as follows:


          EXPENSE ITEM                                                   AMOUNT


Advertising and Printing..............................................$39,367.70
Marketing Support Personnel
  and Salaries........................................................$34,737.35
Travel/Marketing Meetings..............................................$4,291.72

TOTAL 12B-1 EXPENSES..................................................$78,396.77



                  TRANSFER AGENT AND ACCOUNTING SERVICES AGENT


FPS serves as the Trust's Transfer Agent, Dividend Disbursing Agent and Redemption Agent pursuant to a Transfer Agent Services Agreement and also serves as the Trust's Accounting Services Agent pursuant to an Accounting Services Agreement (the "Accounting and Transfer Agent Services Agreements"). The Accounting and Transfer Agent Services Agreements will continue in effect from year to year, provided such continuance is specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding shares of the Trust (as defined under the section entitled "GENERAL INFORMATION" in the Prospectus), and a majority of the Board of Trustees who are not interested persons (as defined in the Act) of any party to the respective Agreements, by votes cast in person at a meeting called for such purpose.


The Accounting and Transfer Agent Services Agreements provide generally that FPS shall be indemnified against liabilities to the Trust in connection with matters relating to the Accounting and Transfer Agent Services Agreements except those arising out of willful misfeasance, bad faith or gross negligence on the part of FPS in the performance of its duties or from reckless disregard of its obligations and duties thereunder.

The Trust pays FPS an annual fee of $15.00 per shareholder account (subject to a minimum monthly fee of $ $2,250) for its services as Transfer Agent, Dividend Disbursing Agent and Redemption Agent. For accounting services, FPS receives from the Trust an annual fee, payable monthly, of $24,000 on the first $10 million of average daily net assets; .0004% on the next $40 million of average daily net assets; .0003% of the next $50 million of average daily net assets; and .0001% of average daily net assets in excess of $100 million.

--------------------------------------------------------------------------------
Trainer, Wortham First Mutual Funds - PEA #58                            Page 12

                                    CUSTODIAN

UMB Bank, KC, NA, P.O. Box 412797, Kansas City, MO is Custodian for the securities and cash of each Fund.

                                  LEGAL COUNSEL

 Dechert, Price & Rhoads, Washington, DC serves as Counsel to the Trust.

                                    AUDITORS


Briggs, Bunting and Dougherty, LLP, 2121 Two Logan Square, 18th & Arch Streets, Philadelphia, PA 19103-4901 have been selected as the independent accountants for the Funds and will provide audit and tax services. The books of the Funds will be audited at least once each year by Briggs, Bunting and Dougherty, LLP.



                                    BROKERAGE


It is the policy of each Fund to secure the execution of orders on its portfolio transactions in an effective manner at the most favorable price. Pursuant to its agreement with each Fund, the Advisor determines, subject to the general supervision of the Board of Trustees and in accordance with the Fund's investment objectives, policies and restrictions, which securities are to be purchased and sold and which brokers are to be eligible to execute its portfolio transactions. It is not the policy of the Funds to deal solely with one broker, but it is each Fund's intention to place portfolio transactions with those brokers which provide the most favorable combination of price, execution and services to the Trust. Research services are a factor in selection of brokers, but payment in excess of brokerage commissions charged by other brokers is not made in recognition of research services. The reasonableness of brokerage commissions is evaluated by comparison to fees charged by other brokers where the execution and services are comparable.

During the fiscal year ended June 30, 1997, FIRST MUTUAL FUND paid a total of $99,150.57 in brokerage commissions; $73,171.25 for fiscal year 1996; and $132,302.77 for fiscal year 1995. EMERGING GROWTH FUND paid a total of $5,145 in brokerage commissions for the fiscal period ended June 30, 1997. The Board of Trustees, including a majority of the disinterested Trustees, have adopted certain procedures pursuant to Rule 17e-1 governing brokerage transactions between the Trust and affiliated brokers. The Trust has, in the past, paid brokerage commissions to brokers which are affiliated with Officers and Trustees of the Trust. During the fiscal years ended June 30, 1997, 1996 and 1995 the Trust paid no such brokerage commissions.



                         INDIVIDUAL RETIREMENT ACCOUNTS


Each Fund will offer certain IRAs for use by any individual with compensation for services rendered (including earned income from self-employment) who wishes to use shares of the Fund as a funding medium for individual retirement saving. The only exception is an individual who has attained, or will attain, age 70 1/2 before the end of the taxable year. Such an individual may only contribute to an IRA for his or her nonworking spouse under age 70 1/2.




--------------------------------------------------------------------------------

Trainer, Wortham First Mutual Funds - PEA #58                            Page 13

Many changes to existing IRA tax laws will become effective in 1997, including the execution of two new types of IRAs, as discussed in the Prospectus.








In an IRA, distributions of net investment income and capital gains will be automatically reinvested in the Fund. Retirement plan participants will be billed for all maintenance fees which are to be paid to UMB Bank, MO. Payment may be made through liquidation of shares of the Fund.


UMB Bank furnishes custodial services for the IRA for a service fee chargeable as follows: (a) annual maintenance fee - $10 (per participant's account); (b) lump sum distribution or termination fee - $7 (per participant's account); and
(c) periodic cash distributions - $1 (each payment).


The foregoing brief description is not a complete or definitive explanation of the IRAs available for investment in the Fund. Any person who wishes to establish a retirement plan account may do so by contacting the Fund. The complete IRA documents and applications will be provided to existing or prospective shareholders upon request, without obligation. Since this IRA involves a commitment covering future years, it is important that the investor consider his or her needs and whether the investment objective of the Trust as described in the Prospectus and this Statement of Additional Information is most likely to fulfill them. The Funds recommends that investors consult their attorneys or tax advisors if they are uncertain that the retirement programs described herein are appropriate for their needs.


                            PERFORMANCE CALCULATIONS

Funds compute their average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

--------------------------------------------------------------------------------
Trainer, Wortham First Mutual Funds - PEA #58                            Page 14

                 ERV = P(1 + T)to the power of n

Where:              ERV    =   ending redeemable value at the end of the period
                               covered by the computation of a hypothetical
                               $1,000 payment made at the beginning of the period.

                    P      =   hypothetical initial payment of $1,000.

                    n      =   period covered by the computation, expressed in
                               terms of years.

                    T      =   average annual total return.

The Funds compute their aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                               Aggregate Total Return =  [ (ERV) - 1 ]
                                                           -----
                                                             P


Where:              ERV    =   ending redeemable value at the end of the period
                               covered by the computation of a hypothetical
                               $1,000 payment made at the beginning of the period.

                    P      =   hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.


Based on the foregoing calculations, the average annual total returns for the FIRST MUTUAL FUND for the one year, five year and ten year periods ended June 30, 1997 were 7.67%, 16.69% and 10.37%, respectively. The aggregate total returns for the same five and ten year periods were 116.37% and 168.22%, respectively. The total returns for EMERGING GROWTH FUND and TOTAL RETURN BOND FUND for the period from October 1, 1996 through June 30, 1997 are 2.10% and 4.90%, respectively.


The Trainer, Wortham Total Return Bond Fund may also quote its yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during a recent 30-day (or one month) period by the maximum offering price per share on the last day of that period and annualizing the resulting figure, according to the following formula:

                            YIELD = 2 [ ( a - b + 1) to the sixth power - 1 ]
                                          ------
                                            cd

Where:              a = dividends and interest earned during the period;
                    b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and
                    d = the maximum offering price per share on the last day of the period.





--------------------------------------------------------------------------------
Trainer, Wortham First Mutual Funds - PEA #58                           Page 15

For the thirty day period ended June 30, 1997, TOTAL RETURN BOND FUND had a yield of 5.77%. Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.


                               GENERAL INFORMATION


As used in the Funds' Prospectus and this Statement of Additional Information, the holders of "a majority of the outstanding shares" of a Fund means the vote of the lesser of: (a) 67% or more of the shares present at any annual or special meeting of shareholders, if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting; or (b) more than 50% of the outstanding shares of the Fund.


Shareholder inquiries should be directed to the Fund at the address or telephone number listed on the front cover of this Statement of Additional Information. Shareholders are urged to put significant inquiries or complaints in writing.

The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.


The Funds' Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Funds' Prospectus and this Statement of Additional Information.


FEDERAL TAXES
The Funds have elected to be treated as regulated investment companies under Subchapter M of the Code and each intends to qualify as such for each future fiscal year. The Trustees reserve the right not to maintain the qualification of the Fund as a regulated investment company if they determine such course of action to be beneficial to you. In such case, the Fund will be subject to Federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable as ordinary dividend income to the extent of the Fund's available earnings and profits. Shareholders will be advised annually as to the Federal income tax consequences of distributions made during the year.

                              FINANCIAL STATEMENTS






The Audited financial statements and notes thereto for each Fund, contained in the Annual Report to Shareholders dated June 30, 1997, are incorporated by reference into this Statement of Additional Information and have been audited by Briggs, Bunting and Dougherty, LLP., whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the report of Briggs, Bunting and Dougherty, LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


--------------------------------------------------------------------------------
Trainer, Wortham First Mutual Funds - PEA #58                            Page 16

                       TRAINER, WORTHAM FIRST MUTUAL FUNDS

                                    FORM N-1A

                            PART C: OTHER INFORMATION
                            =========================

Item 24.              Financial Statements and Exhibits:
--------              ----------------------------------

         (a)          Financial Statements Included in Part A:

                              Prospectus for TRAINER, WORTHAM FIRST MUTUAL
                              FUNDS -- "Financial Highlights"

                      Financial Statements Included in Part B:

                              Annual Report (TRAINER, WORTHAM FIRST MUTUAL
                              FUNDS) to Shareholders dated June 30, 1997

         (b)          EDGAR Exhibits Filed Pursuant to Form N-1A:

                      (1)     Copies of Charter:

                              (a) Agreement and Declaration of Trust dated October 18, 1994, last amended July 25, 1996 -- Incorporated herein by reference to Exhibit No. 1(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                      (2)     Copies of existing By-Laws:

                              (a) By-Laws dated October 18, 1994, last amended July 25, 1996 -- Incorporated herein by reference to Exhibit No. 2(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                      (3)     Copies of any voting trust agreement -- Not
                              Applicable.

                      (4) Specimen stock certificate -- Incorporated herein by reference to Exhibit No. 4 to Post-Effective Amendment No. 41 to Registration Statement No. 2-15037 filed on October 31, 1985.

                      (5)     Copies of all investment advisory contracts:

                              (a) Investment Advisory Agreement for FIRST MUTUAL FUND between Registrant and Trainer, Wortham & Co., Inc. dated September 30, 1996 --Incorporated herein by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                              (b)      Investment Advisory Agreement for
                                       TRAINER, WORTHAM EMERGING GROWTH FUND
                                       between Registrant and Trainer, Wortham &
                                       Co., Inc. dated July 25, 1996
                                       --Incorporated herein by reference to
                                       Exhibit No. 5(b) to Post-Effective
                                       Amendment No. 56 to Registration
                                       Statement No. 2-15037 filed
                                       electronically September 30, 1996.

                              (c)      Investment Advisory Agreement for
                                       TRAINER, WORTHAM TOTAL RETURN BOND FUND
                                       between Registrant and Trainer, Wortham &
                                       Co., Inc. dated July 25, 1996
                                       --Incorporated herein by reference to
                                       Exhibit No. 5(c) to Post-Effective
                                       Amendment No. 56 to Registration
                                       Statement No. 2-15037 filed
                                       electronically September 30, 1996.

                      (6) Copies of each underwriting or distribution contract:

                              (a) Underwriting Agreement between Registrant and Fund/Plan Broker Services, Inc. dated July 25, 1996 --Incorporated herein by reference to Exhibit No. 6(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                      (7) Copies of all bonus, profit sharing, pension other similar contracts -- Not Applicable.

                      (8)     Copies of all custodian agreements:

                              (a) Custody Agreement with UMB Bank, N.A. -- dated October 18, 1994 -- Incorporated herein by reference to Exhibit No. 8(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                              (b) Amendment dated July 25, 1996 to Custody Agreement, reflecting the Trust's name change and creation of new Series -- Incorporated herein by reference to Exhibit No. 8(b) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                      (9)     (a)      Administration Agreement between
                                       Registrant and Fund/Plan Services, Inc., dated July 25, 1996 --Incorporated herein by reference to Exhibit No. 9(a) to Post-Effective Amendment No. 56 to
                                       Registration Statement No. 2-15037 filed electronically September 30, 1996.

                              (b) Accounting Services Agreement between Registrant and Fund/Plan Services, Inc., dated July 25, 1996 --Incorporated herein by reference to Exhibit No. 9(b) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                              (c) Transfer Agent Services Agreement between Registrant and Fund/Plan Services, Inc., dated July 25, 1996 --Incorporated herein by reference to Exhibit No. 9(c) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                      (10) Opinion and consent of counsel is incorporated herein by reference to Registrant's Rule 24f-2 Notice filed August 28, 1997.

                      (11)    (a)      None.


                              (b) Consent of Briggs, Bunting & Dougherty, LLP is filed herewith.


                      (12)    None.

                      (13)    None.

                      (14)    (a)      Individual Retirement Custodial
                                       Account, Disclosure Statement and
                                       Application is incorporated herein by
                                       reference to Exhibit 14(a) of Post-
                                       Effective Amendment No. 40 to
                                       Registrant's Registration Statement on
                                       Form N-1A filed on August 30, 1985.

                              (b) Keogh and Corporate Defined Contribution Master Plan and Custodial Agreement is incorporated herein by reference to
                                       Exhibit 14(b) of Post-Effective
                                       Amendment No. 40 to Registrant's
                                       Registration Statement on Form N-1A filed on August 30, 1985.

                      (15)    (a)      Distribution (12b-1) Plan for FIRST
                                       MUTUAL FUND, with Fund/Plan Broker
                                       Services, Inc., dated October 31, 1991
                                       --Incorporated herein by reference to
                                       Exhibit No. 15(a) to Post-Effective
                                       Amendment No. 56 to Registration
                                       Statement No. 2-15037 filed
                                       electronically September 30, 1996.

                              (b) Distribution (12b-1) Plan for TRAINER, WORTHAM EMERGING GROWTH FUND with Fund/Plan Broker Services, Inc. dated July 25, 1996 --Incorporated herein by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                      (16) Schedule of computations of performance quotations Not applicable.

                      (17)    Powers-of-Attorney are filed herewith.

                      (27)    Financial Data Schedules for Appendix "A" of SAI.

Item 25.              Persons Controlled by or Under Common Control with
                      --------------------------------------------------
                      Registrant
                      ----------

                      Not applicable.


Item 26.              Number of Holders of Securities
                      -------------------------------
                      As of: October 1, 1997

                      Title of Class                                                    Number of Record Holders
                      --------------
                      FIRST MUTUAL FUND                                                                   660
                      Common Stock,
                      $0.01 Par Value



                      Title of Class                                                    Number of Record Holders
                      --------------
                      TRAINER, WORTHAM EMERGING GROWTH FUND                                                41
                      Common Stock,
                      $0.01 Par Value



                      Title of Class                                                    Number of Record Holders
                      --------------
                      TRAINER, WORTHAM TOTAL RETURN BOND FUND                                             27
                      Common Stock,
                      $0.01 Par Value


Item 27. Indemnification
         ---------------

                      Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust provides as follows: The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every trustee and officer of the Trust from an against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                      Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

                      Article Sixth of the By-Laws of the Trust provide that any trustee and officer shall be indemnified against reasonable costs and expenses incurred in connection with any proceeding to which he or she is made a party by reason of his being or having been a trustee or officer of the Trust, except in relation to any action, suit or proceeding in which he or she is adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves a trustee or officer of liability for such willful misfeasance, etc., a written opinion of independent counsel is required prior to payment of indemnification.

                      Indemnification of the Trust's investment advisor, distributor, custodian, administrator, transfer agent, dividend disbursing and redemption agent and accounting services agent is provided for, respectively, in Section 8 of the Investment Advisory Agreement (Exhibit 5(a));
                      Section 8 of the Underwriting Agreement (Exhibit 6(a)),
                      Section 18 of the Custodian Agreement (Exhibit 8), Section 25 of the Administration Agreement (Exhibit 9(a)) Section 8(d) of the Administration Agreement (Exhibit 9(c)), and
                      Section 23 of the Accounting Services Agreement (Exhibit 9(c)).

                      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities which have been registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisor
         ----------------------------------------------------

                      Trainer, Wortham & Co., Inc. is engaged in investment advising and counseling, and continues an investment counseling business which began in 1924 as Trainer & Associates. The company is registered as an investment advisor under the Investment Advisors Act of 1940 and, as of September 1996, supervised approximately $1.7 billion in investment accounts.

                      The Investment Advisor holds administrative records prepared prior to May 1, 1991 required to be maintained pursuant to Section 31(a) under the Investment Company Act of 1940, and the rules promulgated thereunder.

                      To the knowledge of the Registrant, none of the directors or officers of Trainer, Wortham & Co., Inc. is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of director, officer, employee, partner or trustee.

Item 29. Principal Underwriters
         ----------------------

                (a) Fund/Plan Broker Services, Inc. ("FPBS"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:


                      The Brinson Funds                   Smith Breeden Series Fund
                                                          Smith Breeden Short Duratin US Gov't Fund
                      Fairport Funds                      Smith Breeden Trust
                      Focus Trust, Inc.                   The Japan Alpha Fund
                      IAA Trust Mutual Funds              The Stratton Funds, Inc.
                      Matthews International Funds        Trainer, Wortham First Mutual Funds
                      Metropolitan West Funds             Stratton Growth Fund
                      McM Funds                           Stratton Monthly Dividend Shares, Inc.
                      Polynous Trust                      The Timothy Plan
                      Sage/Tso Trust



                (b) The table below sets forth certain information as to the Underwriter's Trustees, Officers and Control Persons:

                                                              Position                    Position
                      Name and Principal                      and Offices                 and Offices
                      Business Address                        with Underwriter            with Registrant
                      ----------------                        ----------------            ---------------

                      Kenneth J. Kempf                        Director, President         None
                      3200 Horizon Drive
                      King of Prussia, PA 19406-0903

                      Lynne M. Cannon                         Vice-President and          None
                      3200 Horizon Drive                      Principal
                      King of Prussia, PA 19406-0903

                      Rocco J. Cavalieri                      Director and                None
                      3200 Horizon Drive                      Vice-President
                      King of Prussia, PA 19406-0903

                      Gerald J. Holland                       Director, Vice-             None
                      3200 Horizon Drive                      President and
                      King of Prussia, PA 19406-0903          Principal


                      Joseph M. O'Donnell, Esq.               Director and                None
                      3200 Horizon Drive                      Vice-President
                      King of Prussia, PA 19406-0903

                      Sandra L. Adams                         Assistant Vice-             None
                      3200 Horizon Drive                      President and
                      King of Prussia, PA 19406-0903          Principal

                      Mary P. Efstration                      Secretary                   None
                      3200 Horizon Drive
                      King of Prussia, PA 19406-0903

                      John H. Leven                           Treasurer                   None
                      3200 Horizon Drive
                      King of Prussia, PA 19406-0903

                      James W. Stratton, may be considered a control person of the Underwriter due to his direct or indirect ownership of FPS Services, Inc., the parent of the Underwriter.

                (c) Not applicable


Item 30.             Location of Accounts and Records
                     --------------------------------

                      (1) Trainer, Wortham & Co., Inc., 845 Third Avenue, New York, NY 10022 (records relating to its functions as investment advisor).

                      (2) UMB Bank, KC, NA, P.O. Box 412797, Kansas City, MO 64141-2797 (records prepared after February 29, 1988 relating to its functions as Custodian).

                      (3) FPS Services, Inc. 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406- 0903 (records prepared after March 15, 1985 relating to its functions as Transfer Agent, dividend disbursing and redemption agent, and Accounting Services Agent); and since April 16, 1991 for its administrative records.


                      (4) Dechert, Price & Rhoads, 1500 K Street, Washington, DC 20005 (Articles of Association, By-Laws and Minute Books).


                      (5) FPS Services, Inc. and FPS Broker Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 (Administrative records and those records relating to functions as Distributor prepared after May 1, 1991 which are required to be maintained pursuant to Section 31(a) under the Investment Company Act of 1940, as the rules promulgated thereunder).

Item 31.              Management Services
                      -------------------

                      Not applicable

Item 32.              Undertakings
                      ------------

                      (1) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                      (2) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report for the fiscal year ended June 30, 1996, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 58 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post- Effective Amendment No. 58 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in King of Prussia, PA on October 30, 1997




                          TRAINER, WORTHAM FIRST MUTUAL FUNDS



                          ----------------------------

                          David P. Como*
                          President and Trustee




Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 58 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.



SIGNATURE                                    TITLE                              DATE
---------                                    -----                              ----


*James F. Twaddell                           Chairman of the                    October 30, 1997
                                             Board and Trustee

*H. Williamson Ghriskey, Jr.                 Vice President                     October 30, 1997
                                             Secretary and Treasurer

*Robert S. Lazar                             Trustee                            October 30, 1997

*David Elias                                 Trustee                            October 30, 1997

*Raymond Eisenberg                           Trustee                            October 30, 1997

*Robert H. Breslin, Jr.                      Trustee                            October 30, 1997

*Martin S. Levine                            Trustee                            October 30, 1997

                          *By:
                          ---------------------------------------
                          Kelly Digan, as Attorney-in-Fact
                          pursuant to Power-of-Attorney

                       TRAINER, WORTHAM FIRST MUTUAL FUNDS
                         INDEX TO EXHIBITS ON FORM N1-A



ITEM NO. 24 FINANCIAL STATEMENTS AND EXHIBITS
---------------------------------------------

99(b)(11)         CONSENT OF INDEPENDENT ACCOUTANTS

99(b)(27)         FINANCIAL DATA SCHEDULES

99(b)(17)         POWERS OF ATTORNEY

PART C - OTHER INFORMATION

Information required to be included in part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.